Benefit Plans	12 Months Ended
Dec. 31, 2015
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans in the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.

For 2015, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2015, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2015 and 2014

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,224.9	$4,841.7	$1,439.0	$1,455.5
Service Cost	93.5	71.9	12.2	14.2
Interest Cost	205.3	221.0	56.8	67.2
Actuarial (Gain) Loss	(200.6)	387.0	37.2	(14.4)
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Participant Contributions	—	—	33.3	41.9
Medicare Subsidy	—	—	0.8	8.3
Benefit Obligation as of December 31,	$4,992.9	$5,224.9	$1,450.6	$1,439.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,967.5	$4,711.2	$1,693.9	$1,698.7
Actual Gain (Loss) on Plan Assets	32.4	474.2	(34.0)	82.7
Company Contributions	97.9	78.8	12.9	4.3
Participant Contributions	—	—	33.3	41.9
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Fair Value of Plan Assets as of December 31,	$4,767.6	$4,967.5	$1,577.4	$1,693.9

Funded (Underfunded) Status as of December 31,	$(225.3)	$(257.4)	$126.8	$254.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$702.8	$663.2	$267.1	$279.9
Service Cost	8.7	7.0	1.1	1.4
Interest Cost	26.7	29.6	10.3	12.8
Actuarial (Gain) Loss	(41.4)	41.7	2.5	(9.0)
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Participant Contributions	—	—	5.7	7.2
Medicare Subsidy	—	—	0.2	1.4
Benefit Obligation as of December 31,	$653.4	$702.8	$262.2	$267.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$642.3	$628.0	$280.6	$284.8
Actual Gain (Loss) on Plan Assets	(5.7)	44.0	(7.7)	11.8
Company Contributions	10.0	9.0	2.8	3.4
Participant Contributions	—	—	5.7	7.2
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Fair Value of Plan Assets as of December 31,	$603.2	$642.3	$256.7	$280.6

Funded (Underfunded) Status as of December 31,	$(50.2)	$(60.5)	$(5.5)	$13.5

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$617.9	$574.7	$161.7	$166.5
Service Cost	12.9	10.0	1.6	1.9
Interest Cost	24.5	26.3	6.4	7.6
Actuarial (Gain) Loss	(28.4)	38.5	7.7	(4.9)
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Participant Contributions	—	—	4.0	5.2
Medicare Subsidy	—	—	0.1	1.1
Benefit Obligation as of December 31,	$591.5	$617.9	$166.3	$161.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$591.7	$559.1	$202.4	$206.2
Actual Gain (Loss) on Plan Assets	(0.9)	55.3	(2.3)	6.6
Company Contributions	14.6	8.9	0.1	0.1
Participant Contributions	—	—	4.0	5.2
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Fair Value of Plan Assets as of December 31,	$570.0	$591.7	$189.0	$202.4

Funded (Underfunded) Status as of December 31,	$(21.5)	$(26.2)	$22.7	$40.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$526.3	$523.6	$164.7	$171.2
Service Cost	6.7	5.2	0.9	1.0
Interest Cost	20.3	22.1	6.4	7.6
Actuarial (Gain) Loss	(19.5)	6.8	8.7	(4.3)
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Participant Contributions	—	—	4.3	5.6
Medicare Subsidy	—	—	(0.1)	1.0
Benefit Obligation as of December 31,	$497.5	$526.3	$168.6	$164.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$498.5	$501.6	$206.2	$212.0
Actual Gain (Loss) on Plan Assets	2.2	21.7	(2.6)	6.0
Company Contributions	7.7	6.6	—	—
Participant Contributions	—	—	4.3	5.6
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Fair Value of Plan Assets as of December 31,	$472.1	$498.5	$191.6	$206.2

Funded (Underfunded) Status as of December 31,	$(25.4)	$(27.8)	$23.0	$41.5

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$285.4	$260.7	$76.7	$77.8
Service Cost	6.4	5.2	0.7	0.8
Interest Cost	10.9	12.1	3.0	3.6
Actuarial (Gain) Loss	(17.9)	25.7	2.4	(1.0)
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Participant Contributions	—	—	1.9	2.3
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$265.4	$285.4	$77.7	$76.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$275.5	$264.6	$96.0	$96.3
Actual Gain (Loss) on Plan Assets	0.1	24.6	(2.5)	4.7
Company Contributions	5.9	4.6	—	—
Participant Contributions	—	—	1.9	2.3
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Fair Value of Plan Assets as of December 31,	$262.1	$275.5	$88.3	$96.0

Funded (Underfunded) Status as of December 31,	$(3.3)	$(9.9)	$10.6	$19.3

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$298.2	$270.6	$85.0	$87.0
Service Cost	8.3	6.6	0.8	1.0
Interest Cost	11.8	12.7	3.4	4.0
Actuarial (Gain) Loss	(16.2)	27.5	2.1	(2.3)
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Participant Contributions	—	—	2.1	2.5
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$282.8	$298.2	$86.1	$85.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$290.2	$279.0	$106.4	$107.7
Actual Gain (Loss) on Plan Assets	1.6	26.5	(3.3)	3.9
Company Contributions	8.1	3.9	—	—
Participant Contributions	—	—	2.1	2.5
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Fair Value of Plan Assets as of December 31,	$280.6	$290.2	$97.8	$106.4

Funded (Underfunded) Status as of December 31,	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Recognized on the Balance Sheets as of December 31, 2015 and 2014

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$185.8	$336.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(6.3)	(6.2)	(3.3)	(3.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(219.0)	(251.2)	(55.7)	(78.2)
Funded (Underfunded) Status	$(225.3)	$(257.4)	$126.8	$254.9

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$30.8	$56.5
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.6)	(2.9)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(50.2)	(60.5)	(33.7)	(40.1)
Funded (Underfunded) Status	$(50.2)	$(60.5)	$(5.5)	$13.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$22.7	$40.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(21.5)	(26.2)	—	—
Funded (Underfunded) Status	$(21.5)	$(26.2)	$22.7	$40.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$23.0	$41.5
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(25.4)	(27.8)	—	—
Funded (Underfunded) Status	$(25.4)	$(27.8)	$23.0	$41.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2015	2014	2015	2014
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$—	$10.6	$19.3
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(3.1)	(9.7)	—	—
Funded (Underfunded) Status	$(3.3)	$(9.9)	$10.6	$19.3

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$11.7	$21.4
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(7.9)	—	—
Funded (Underfunded) Status	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Included in AOCI and Regulatory Assets as of December 31, 2015 and 2014

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$1,546.1	$1,611.4	$577.4	$419.9
Prior Service Cost (Credit)	3.3	5.5	(554.4)	(623.5)

Recorded as
Regulatory Assets	$1,385.2	$1,418.3	$15.1	$(148.5)
Deferred Income Taxes	57.5	69.5	2.8	(19.3)
Net of Tax AOCI	106.7	129.1	5.1	(35.8)

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$220.8	$235.0	$86.9	$65.8
Prior Service Cost (Credit)	0.3	0.5	(80.6)	(90.6)

Recorded as
Regulatory Assets	$218.3	$232.8	$(0.7)	$(20.3)
Deferred Income Taxes	1.0	0.9	2.4	(1.6)
Net of Tax AOCI	1.8	1.8	4.6	(2.9)

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$130.0	$137.9	$77.1	$54.4
Prior Service Cost (Credit)	0.3	0.5	(75.7)	(85.1)

Recorded as
Regulatory Assets	$125.3	$134.1	$1.1	$(26.3)
Deferred Income Taxes	1.8	1.5	0.1	(1.5)
Net of Tax AOCI	3.2	2.8	0.2	(2.9)

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$222.0	$226.7	$52.6	$30.7
Prior Service Cost (Credit)	0.2	0.4	(55.4)	(62.4)

Recorded as
Regulatory Assets	$222.2	$227.1	$(2.8)	$(31.7)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$94.1	$102.7	$35.2	$25.3
Prior Service Cost (Credit)	0.3	0.5	(34.5)	(38.8)

Recorded as
Regulatory Assets	$94.4	$103.2	$0.7	$(13.5)

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$97.1	$104.9	$43.3	$32.4
Prior Service Cost (Credit)	0.4	0.7	(41.6)	(46.8)

Recorded as
Regulatory Assets	$97.5	$105.6	$1.2	$(8.9)
Deferred Income Taxes	—	—	0.2	(1.9)
Net of Tax AOCI	—	—	0.3	(3.6)

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant during the years ended December 31, 2015 and 2014 are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$41.8	$174.4	$176.3	$14.0
Amortization of Actuarial Loss	(107.1)	(124.0)	(18.8)	(22.1)
Amortization of Prior Service Credit (Cost)	(2.2)	(2.5)	69.1	69.0
Change for the Year Ended December 31,	$(67.5)	$47.9	$226.6	$60.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(0.3)	$31.6	$24.7	$(2.3)
Amortization of Actuarial Loss	(13.9)	(16.6)	(3.6)	(4.6)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	10.0	10.1
Change for the Year Ended December 31,	$(14.4)	$14.8	$31.1	$3.2

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$4.7	$14.2	$24.7	$1.9
Amortization of Actuarial Loss	(12.6)	(14.6)	(2.0)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$(8.1)	$(0.6)	$32.1	$8.9

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$5.8	$11.5	$24.0	$3.3
Amortization of Actuarial Loss	(10.5)	(12.4)	(2.1)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	7.0	6.9
Change for the Year Ended December 31,	$(4.9)	$(1.1)	$28.9	$7.8

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(2.9)	$15.7	$10.9	$0.6
Amortization of Actuarial Loss	(5.7)	(6.7)	(1.0)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.3)	4.3	4.3
Change for the Year Ended December 31,	$(8.8)	$8.7	$14.2	$3.8

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(1.8)	$16.5	$12.0	$0.8
Amortization of Actuarial Loss	(6.0)	(7.1)	(1.1)	(1.2)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.2	5.2
Change for the Year Ended December 31,	$(8.1)	$9.1	$16.1	$4.8
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries as of December 31, 2015 and 2014 using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
Company	2015	2014	2015	2014
APCo	12.7%	12.9%	16.3%	16.6%
I&M	12.0%	11.9%	12.0%	11.9%
OPCo	9.9%	10.0%	12.1%	12.2%
PSO	5.5%	5.5%	5.6%	5.7%
SWEPCo	5.9%	5.8%	6.2%	6.3%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trust – Global	—	369.7	—	—	369.7	7.8%
Common Collective Trust – International	—	16.1	—	—	16.1	0.3%
Subtotal – Equities	722.0	401.4	—	—	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt	—	34.2	—	—	34.2	0.7%
United States Government and Agency Securities	—	421.9	—	—	421.9	8.9%
Corporate Debt	—	1,983.2	—	—	1,983.2	41.6%
Foreign Debt	—	421.4	0.1	—	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed	—	23.4	—	—	23.4	0.5%
Subtotal – Fixed Income	—	2,896.9	0.1	—	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents	—	48.6	—	—	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,609.9	$674.5	$(238.8)	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trust – Global	—	19.0	—	—	19.0	1.2%
Common Collective Trust – International	—	12.6	—	—	12.6	0.8%
Subtotal – Equities	949.4	47.2	—	—	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt	—	100.9	—	—	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	310.3	—	—	310.3	19.6%

Trust Owned Life Insurance:
International Equities	—	28.3	—	—	28.3	1.8%
United States Bonds	—	184.3	—	—	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	212.6	—	—	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$577.3	$—	$5.8	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$588.6	$—	$—	$—	$588.6	11.9%
International	502.2	—	—	—	502.2	10.1%
Options	—	14.1	—	—	14.1	0.3%
Real Estate Investment Trusts	54.3	—	—	—	54.3	1.1%
Common Collective Trust – Global	—	377.0	—	—	377.0	7.6%
Common Collective Trust – International	—	18.5	—	—	18.5	0.4%
Subtotal – Equities	1,145.1	409.6	—	—	1,554.7	31.4%

Fixed Income:
Common Collective Trust – Debt	—	30.2	—	—	30.2	0.6%
United States Government and Agency Securities	—	449.8	—	—	449.8	9.0%
Corporate Debt	—	1,799.5	—	—	1,799.5	36.2%
Foreign Debt	—	400.5	0.1	—	400.6	8.1%
State and Local Government	—	14.9	—	—	14.9	0.3%
Other – Asset Backed	—	29.1	—	—	29.1	0.6%
Subtotal – Fixed Income	—	2,724.0	0.1	—	2,724.1	54.8%

Infrastructure	—	—	12.5	—	12.5	0.3%
Real Estate	—	—	235.8	—	235.8	4.7%
Alternative Investments	—	—	378.9	—	378.9	7.6%
Securities Lending	—	219.8	—	—	219.8	4.4%
Securities Lending Collateral (a)	—	—	—	(221.5)	(221.5)	(4.5)%
Cash and Cash Equivalents	—	53.3	—	—	53.3	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	9.9	9.9	0.2%

Total	$1,145.1	$3,406.7	$627.3	$(211.6)	$4,967.5	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2014	$0.1	$—	$238.2	$329.6	$567.9
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(0.3)	5.5	32.0	37.2
Relating to Assets Sold During the Period	—	0.1	19.0	15.8	34.9
Purchases and Sales	—	12.7	(26.9)	1.5	(12.7)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2014	$0.1	$12.5	$235.8	$378.9	$627.3

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$466.1	$—	$—	$—	$466.1	27.5%
International	566.6	—	—	—	566.6	33.5%
Options	—	16.4	—	—	16.4	1.0%
Common Collective Trust – Global	—	29.6	—	—	29.6	1.8%
Subtotal – Equities	1,032.7	46.0	—	—	1,078.7	63.8%

Fixed Income:
Common Collective Trust – Debt	—	103.7	—	—	103.7	6.1%
United States Government and Agency Securities	—	71.1	—	—	71.1	4.2%
Corporate Debt	—	125.5	—	—	125.5	7.4%
Foreign Debt	—	21.3	—	—	21.3	1.3%
State and Local Government	—	5.9	—	—	5.9	0.3%
Other – Asset Backed	—	4.9	—	—	4.9	0.3%
Subtotal – Fixed Income	—	332.4	—	—	332.4	19.6%

Trust Owned Life Insurance:
International Equities	—	10.3	—	—	10.3	0.6%
United States Bonds	—	212.1	—	—	212.1	12.5%
Subtotal – Trust Owned Life Insurance	—	222.4	—	—	222.4	13.1%

Cash and Cash Equivalents	46.8	9.6	—	—	56.4	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	4.0	4.0	0.2%

Total	$1,079.5	$610.4	$—	$4.0	$1,693.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2015 and 2014 were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2016:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans for the years ended December 31, 2015, 2014 and 2013:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$93.5	$71.9	$69.2	$12.2	$14.2	$22.9
Interest Cost	205.3	221.0	202.8	56.8	67.2	70.8
Expected Return on Plan Assets	(274.8)	(261.6)	(277.8)	(111.0)	(111.3)	(106.6)
Amortization of Prior Service Cost (Credit)	2.2	2.5	2.8	(69.1)	(69.0)	(69.0)
Amortization of Net Actuarial Loss	107.1	124.0	183.1	18.8	22.1	64.7
Net Periodic Benefit Cost (Credit)	133.3	157.8	180.1	(92.3)	(76.8)	(17.2)
Capitalized Portion	(48.4)	(52.2)	(56.4)	33.5	25.3	5.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$84.9	$105.6	$123.7	$(58.8)	$(51.5)	$(11.8)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.7	$7.0	$6.2	$1.1	$1.4	$2.6
Interest Cost	26.7	29.6	27.7	10.3	12.8	13.5
Expected Return on Plan Assets	(35.0)	(33.9)	(37.1)	(18.1)	(18.5)	(18.1)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(10.0)	(10.1)	(10.1)
Amortization of Net Actuarial Loss	13.9	16.6	25.0	3.6	4.6	12.2
Net Periodic Benefit Cost (Credit)	14.5	19.5	22.0	(13.1)	(9.8)	0.1
Capitalized Portion	(5.5)	(6.8)	(7.5)	5.0	3.4	(0.1)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$9.0	$12.7	$14.5	$(8.1)	$(6.4)	$—

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$12.9	$10.0	$8.7	$1.6	$1.9	$3.2
Interest Cost	24.5	26.3	24.1	6.4	7.6	8.2
Expected Return on Plan Assets	(32.6)	(31.0)	(32.8)	(13.2)	(13.4)	(13.2)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	12.6	14.6	21.7	2.0	2.4	7.5
Net Periodic Benefit Cost (Credit)	17.6	20.1	21.9	(12.6)	(10.9)	(3.7)
Capitalized Portion	(4.0)	(4.6)	(4.6)	2.9	2.5	0.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$13.6	$15.5	$17.3	$(9.7)	$(8.4)	$(2.9)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.7	$5.2	$5.3	$0.9	$1.0	$2.9
Interest Cost	20.3	22.1	21.9	6.4	7.6	9.5
Expected Return on Plan Assets	(27.5)	(26.5)	(29.9)	(13.4)	(13.5)	(13.5)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(7.0)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	10.5	12.4	19.8	2.1	2.4	8.6
Net Periodic Benefit Cost (Credit)	10.2	13.4	17.3	(11.0)	(9.4)	0.6
Capitalized Portion	(4.8)	(5.5)	(6.2)	5.2	3.8	(0.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.4	$7.9	$11.1	$(5.8)	$(5.6)	$0.4

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.4	$5.2	$5.6	$0.7	$0.8	$1.4
Interest Cost	10.9	12.1	11.0	3.0	3.6	3.8
Expected Return on Plan Assets	(15.1)	(14.6)	(15.7)	(6.3)	(6.3)	(6.1)
Amortization of Prior Service Cost (Credit)	0.2	0.3	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	5.7	6.7	9.8	1.0	1.1	3.5
Net Periodic Benefit Cost (Credit)	8.1	9.7	11.0	(5.9)	(5.1)	(1.7)
Capitalized Portion	(2.8)	(3.3)	(3.4)	2.0	1.7	0.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.3	$6.4	$7.6	$(3.9)	$(3.4)	$(1.2)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.3	$6.6	$7.0	$0.8	$1.0	$1.7
Interest Cost	11.8	12.7	11.5	3.4	4.0	4.3
Expected Return on Plan Assets	(16.0)	(15.4)	(16.5)	(6.9)	(7.0)	(6.9)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.2)	(5.2)	(5.1)
Amortization of Net Actuarial Loss	6.0	7.1	10.2	1.1	1.2	3.9
Net Periodic Benefit Cost (Credit)	10.4	11.3	12.5	(6.8)	(6.0)	(2.1)
Capitalized Portion	(3.2)	(3.4)	(3.5)	2.1	1.8	0.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7.2	$7.9	$9.0	$(4.7)	$(4.2)	$(1.5)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2016 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

UMWA Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by an employer may result in other employers bearing a greater amount of the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan year ending June 30, 2015 and in Critical Status for the plan year ending June 30, 2014, without utilization of extended amortization provisions.  The Plan adopted a Rehabilitation Plan in February 2015, as required under the PPA. The prior funding improvement plan is no longer in effect.

Contributions to the UMWA pension plan in 2015, 2014 and 2013 were made under a collective bargaining agreement that is set to expire December 31, 2017. AEP contributed immaterial amounts that represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2015, 2014 and 2013.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. Beginning July 2015, the surcharge on contributions was increased to 10%.  Under the terms of the UMWA pension plan, contributions will be required to continue beyond the expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined by reference to the National Bituminous Coal Wage Agreement between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the plan to retrofit the Rockport Plant with dry sorbent injection technology to meet environmental emission control requirements and the timing of the closure of Cook Coal Terminal expected to be in or after 2025, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is based on the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2015 and 2014, the liability balance was $31 million and $40 million, respectively. AEP also records a related UMWA pension withdrawal regulatory asset on the balance sheet which is being recovered through billings for transloading services and should be fully collected before the planned closure. As of December 31, 2015 and 2014, the regulatory asset balance was $14 million and $25 million, respectively.

Appalachian Power Co [Member]
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans in the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.

For 2015, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2015, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2015 and 2014

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,224.9	$4,841.7	$1,439.0	$1,455.5
Service Cost	93.5	71.9	12.2	14.2
Interest Cost	205.3	221.0	56.8	67.2
Actuarial (Gain) Loss	(200.6)	387.0	37.2	(14.4)
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Participant Contributions	—	—	33.3	41.9
Medicare Subsidy	—	—	0.8	8.3
Benefit Obligation as of December 31,	$4,992.9	$5,224.9	$1,450.6	$1,439.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,967.5	$4,711.2	$1,693.9	$1,698.7
Actual Gain (Loss) on Plan Assets	32.4	474.2	(34.0)	82.7
Company Contributions	97.9	78.8	12.9	4.3
Participant Contributions	—	—	33.3	41.9
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Fair Value of Plan Assets as of December 31,	$4,767.6	$4,967.5	$1,577.4	$1,693.9

Funded (Underfunded) Status as of December 31,	$(225.3)	$(257.4)	$126.8	$254.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$702.8	$663.2	$267.1	$279.9
Service Cost	8.7	7.0	1.1	1.4
Interest Cost	26.7	29.6	10.3	12.8
Actuarial (Gain) Loss	(41.4)	41.7	2.5	(9.0)
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Participant Contributions	—	—	5.7	7.2
Medicare Subsidy	—	—	0.2	1.4
Benefit Obligation as of December 31,	$653.4	$702.8	$262.2	$267.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$642.3	$628.0	$280.6	$284.8
Actual Gain (Loss) on Plan Assets	(5.7)	44.0	(7.7)	11.8
Company Contributions	10.0	9.0	2.8	3.4
Participant Contributions	—	—	5.7	7.2
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Fair Value of Plan Assets as of December 31,	$603.2	$642.3	$256.7	$280.6

Funded (Underfunded) Status as of December 31,	$(50.2)	$(60.5)	$(5.5)	$13.5

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$617.9	$574.7	$161.7	$166.5
Service Cost	12.9	10.0	1.6	1.9
Interest Cost	24.5	26.3	6.4	7.6
Actuarial (Gain) Loss	(28.4)	38.5	7.7	(4.9)
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Participant Contributions	—	—	4.0	5.2
Medicare Subsidy	—	—	0.1	1.1
Benefit Obligation as of December 31,	$591.5	$617.9	$166.3	$161.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$591.7	$559.1	$202.4	$206.2
Actual Gain (Loss) on Plan Assets	(0.9)	55.3	(2.3)	6.6
Company Contributions	14.6	8.9	0.1	0.1
Participant Contributions	—	—	4.0	5.2
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Fair Value of Plan Assets as of December 31,	$570.0	$591.7	$189.0	$202.4

Funded (Underfunded) Status as of December 31,	$(21.5)	$(26.2)	$22.7	$40.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$526.3	$523.6	$164.7	$171.2
Service Cost	6.7	5.2	0.9	1.0
Interest Cost	20.3	22.1	6.4	7.6
Actuarial (Gain) Loss	(19.5)	6.8	8.7	(4.3)
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Participant Contributions	—	—	4.3	5.6
Medicare Subsidy	—	—	(0.1)	1.0
Benefit Obligation as of December 31,	$497.5	$526.3	$168.6	$164.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$498.5	$501.6	$206.2	$212.0
Actual Gain (Loss) on Plan Assets	2.2	21.7	(2.6)	6.0
Company Contributions	7.7	6.6	—	—
Participant Contributions	—	—	4.3	5.6
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Fair Value of Plan Assets as of December 31,	$472.1	$498.5	$191.6	$206.2

Funded (Underfunded) Status as of December 31,	$(25.4)	$(27.8)	$23.0	$41.5

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$285.4	$260.7	$76.7	$77.8
Service Cost	6.4	5.2	0.7	0.8
Interest Cost	10.9	12.1	3.0	3.6
Actuarial (Gain) Loss	(17.9)	25.7	2.4	(1.0)
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Participant Contributions	—	—	1.9	2.3
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$265.4	$285.4	$77.7	$76.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$275.5	$264.6	$96.0	$96.3
Actual Gain (Loss) on Plan Assets	0.1	24.6	(2.5)	4.7
Company Contributions	5.9	4.6	—	—
Participant Contributions	—	—	1.9	2.3
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Fair Value of Plan Assets as of December 31,	$262.1	$275.5	$88.3	$96.0

Funded (Underfunded) Status as of December 31,	$(3.3)	$(9.9)	$10.6	$19.3

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$298.2	$270.6	$85.0	$87.0
Service Cost	8.3	6.6	0.8	1.0
Interest Cost	11.8	12.7	3.4	4.0
Actuarial (Gain) Loss	(16.2)	27.5	2.1	(2.3)
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Participant Contributions	—	—	2.1	2.5
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$282.8	$298.2	$86.1	$85.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$290.2	$279.0	$106.4	$107.7
Actual Gain (Loss) on Plan Assets	1.6	26.5	(3.3)	3.9
Company Contributions	8.1	3.9	—	—
Participant Contributions	—	—	2.1	2.5
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Fair Value of Plan Assets as of December 31,	$280.6	$290.2	$97.8	$106.4

Funded (Underfunded) Status as of December 31,	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Recognized on the Balance Sheets as of December 31, 2015 and 2014

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$185.8	$336.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(6.3)	(6.2)	(3.3)	(3.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(219.0)	(251.2)	(55.7)	(78.2)
Funded (Underfunded) Status	$(225.3)	$(257.4)	$126.8	$254.9

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$30.8	$56.5
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.6)	(2.9)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(50.2)	(60.5)	(33.7)	(40.1)
Funded (Underfunded) Status	$(50.2)	$(60.5)	$(5.5)	$13.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$22.7	$40.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(21.5)	(26.2)	—	—
Funded (Underfunded) Status	$(21.5)	$(26.2)	$22.7	$40.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$23.0	$41.5
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(25.4)	(27.8)	—	—
Funded (Underfunded) Status	$(25.4)	$(27.8)	$23.0	$41.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2015	2014	2015	2014
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$—	$10.6	$19.3
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(3.1)	(9.7)	—	—
Funded (Underfunded) Status	$(3.3)	$(9.9)	$10.6	$19.3

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$11.7	$21.4
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(7.9)	—	—
Funded (Underfunded) Status	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Included in AOCI and Regulatory Assets as of December 31, 2015 and 2014

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$1,546.1	$1,611.4	$577.4	$419.9
Prior Service Cost (Credit)	3.3	5.5	(554.4)	(623.5)

Recorded as
Regulatory Assets	$1,385.2	$1,418.3	$15.1	$(148.5)
Deferred Income Taxes	57.5	69.5	2.8	(19.3)
Net of Tax AOCI	106.7	129.1	5.1	(35.8)

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$220.8	$235.0	$86.9	$65.8
Prior Service Cost (Credit)	0.3	0.5	(80.6)	(90.6)

Recorded as
Regulatory Assets	$218.3	$232.8	$(0.7)	$(20.3)
Deferred Income Taxes	1.0	0.9	2.4	(1.6)
Net of Tax AOCI	1.8	1.8	4.6	(2.9)

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$130.0	$137.9	$77.1	$54.4
Prior Service Cost (Credit)	0.3	0.5	(75.7)	(85.1)

Recorded as
Regulatory Assets	$125.3	$134.1	$1.1	$(26.3)
Deferred Income Taxes	1.8	1.5	0.1	(1.5)
Net of Tax AOCI	3.2	2.8	0.2	(2.9)

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$222.0	$226.7	$52.6	$30.7
Prior Service Cost (Credit)	0.2	0.4	(55.4)	(62.4)

Recorded as
Regulatory Assets	$222.2	$227.1	$(2.8)	$(31.7)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$94.1	$102.7	$35.2	$25.3
Prior Service Cost (Credit)	0.3	0.5	(34.5)	(38.8)

Recorded as
Regulatory Assets	$94.4	$103.2	$0.7	$(13.5)

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$97.1	$104.9	$43.3	$32.4
Prior Service Cost (Credit)	0.4	0.7	(41.6)	(46.8)

Recorded as
Regulatory Assets	$97.5	$105.6	$1.2	$(8.9)
Deferred Income Taxes	—	—	0.2	(1.9)
Net of Tax AOCI	—	—	0.3	(3.6)

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant during the years ended December 31, 2015 and 2014 are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$41.8	$174.4	$176.3	$14.0
Amortization of Actuarial Loss	(107.1)	(124.0)	(18.8)	(22.1)
Amortization of Prior Service Credit (Cost)	(2.2)	(2.5)	69.1	69.0
Change for the Year Ended December 31,	$(67.5)	$47.9	$226.6	$60.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(0.3)	$31.6	$24.7	$(2.3)
Amortization of Actuarial Loss	(13.9)	(16.6)	(3.6)	(4.6)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	10.0	10.1
Change for the Year Ended December 31,	$(14.4)	$14.8	$31.1	$3.2

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$4.7	$14.2	$24.7	$1.9
Amortization of Actuarial Loss	(12.6)	(14.6)	(2.0)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$(8.1)	$(0.6)	$32.1	$8.9

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$5.8	$11.5	$24.0	$3.3
Amortization of Actuarial Loss	(10.5)	(12.4)	(2.1)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	7.0	6.9
Change for the Year Ended December 31,	$(4.9)	$(1.1)	$28.9	$7.8

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(2.9)	$15.7	$10.9	$0.6
Amortization of Actuarial Loss	(5.7)	(6.7)	(1.0)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.3)	4.3	4.3
Change for the Year Ended December 31,	$(8.8)	$8.7	$14.2	$3.8

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(1.8)	$16.5	$12.0	$0.8
Amortization of Actuarial Loss	(6.0)	(7.1)	(1.1)	(1.2)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.2	5.2
Change for the Year Ended December 31,	$(8.1)	$9.1	$16.1	$4.8
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries as of December 31, 2015 and 2014 using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
Company	2015	2014	2015	2014
APCo	12.7%	12.9%	16.3%	16.6%
I&M	12.0%	11.9%	12.0%	11.9%
OPCo	9.9%	10.0%	12.1%	12.2%
PSO	5.5%	5.5%	5.6%	5.7%
SWEPCo	5.9%	5.8%	6.2%	6.3%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trust – Global	—	369.7	—	—	369.7	7.8%
Common Collective Trust – International	—	16.1	—	—	16.1	0.3%
Subtotal – Equities	722.0	401.4	—	—	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt	—	34.2	—	—	34.2	0.7%
United States Government and Agency Securities	—	421.9	—	—	421.9	8.9%
Corporate Debt	—	1,983.2	—	—	1,983.2	41.6%
Foreign Debt	—	421.4	0.1	—	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed	—	23.4	—	—	23.4	0.5%
Subtotal – Fixed Income	—	2,896.9	0.1	—	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents	—	48.6	—	—	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,609.9	$674.5	$(238.8)	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trust – Global	—	19.0	—	—	19.0	1.2%
Common Collective Trust – International	—	12.6	—	—	12.6	0.8%
Subtotal – Equities	949.4	47.2	—	—	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt	—	100.9	—	—	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	310.3	—	—	310.3	19.6%

Trust Owned Life Insurance:
International Equities	—	28.3	—	—	28.3	1.8%
United States Bonds	—	184.3	—	—	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	212.6	—	—	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$577.3	$—	$5.8	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$588.6	$—	$—	$—	$588.6	11.9%
International	502.2	—	—	—	502.2	10.1%
Options	—	14.1	—	—	14.1	0.3%
Real Estate Investment Trusts	54.3	—	—	—	54.3	1.1%
Common Collective Trust – Global	—	377.0	—	—	377.0	7.6%
Common Collective Trust – International	—	18.5	—	—	18.5	0.4%
Subtotal – Equities	1,145.1	409.6	—	—	1,554.7	31.4%

Fixed Income:
Common Collective Trust – Debt	—	30.2	—	—	30.2	0.6%
United States Government and Agency Securities	—	449.8	—	—	449.8	9.0%
Corporate Debt	—	1,799.5	—	—	1,799.5	36.2%
Foreign Debt	—	400.5	0.1	—	400.6	8.1%
State and Local Government	—	14.9	—	—	14.9	0.3%
Other – Asset Backed	—	29.1	—	—	29.1	0.6%
Subtotal – Fixed Income	—	2,724.0	0.1	—	2,724.1	54.8%

Infrastructure	—	—	12.5	—	12.5	0.3%
Real Estate	—	—	235.8	—	235.8	4.7%
Alternative Investments	—	—	378.9	—	378.9	7.6%
Securities Lending	—	219.8	—	—	219.8	4.4%
Securities Lending Collateral (a)	—	—	—	(221.5)	(221.5)	(4.5)%
Cash and Cash Equivalents	—	53.3	—	—	53.3	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	9.9	9.9	0.2%

Total	$1,145.1	$3,406.7	$627.3	$(211.6)	$4,967.5	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2014	$0.1	$—	$238.2	$329.6	$567.9
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(0.3)	5.5	32.0	37.2
Relating to Assets Sold During the Period	—	0.1	19.0	15.8	34.9
Purchases and Sales	—	12.7	(26.9)	1.5	(12.7)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2014	$0.1	$12.5	$235.8	$378.9	$627.3

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$466.1	$—	$—	$—	$466.1	27.5%
International	566.6	—	—	—	566.6	33.5%
Options	—	16.4	—	—	16.4	1.0%
Common Collective Trust – Global	—	29.6	—	—	29.6	1.8%
Subtotal – Equities	1,032.7	46.0	—	—	1,078.7	63.8%

Fixed Income:
Common Collective Trust – Debt	—	103.7	—	—	103.7	6.1%
United States Government and Agency Securities	—	71.1	—	—	71.1	4.2%
Corporate Debt	—	125.5	—	—	125.5	7.4%
Foreign Debt	—	21.3	—	—	21.3	1.3%
State and Local Government	—	5.9	—	—	5.9	0.3%
Other – Asset Backed	—	4.9	—	—	4.9	0.3%
Subtotal – Fixed Income	—	332.4	—	—	332.4	19.6%

Trust Owned Life Insurance:
International Equities	—	10.3	—	—	10.3	0.6%
United States Bonds	—	212.1	—	—	212.1	12.5%
Subtotal – Trust Owned Life Insurance	—	222.4	—	—	222.4	13.1%

Cash and Cash Equivalents	46.8	9.6	—	—	56.4	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	4.0	4.0	0.2%

Total	$1,079.5	$610.4	$—	$4.0	$1,693.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2015 and 2014 were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2016:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans for the years ended December 31, 2015, 2014 and 2013:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$93.5	$71.9	$69.2	$12.2	$14.2	$22.9
Interest Cost	205.3	221.0	202.8	56.8	67.2	70.8
Expected Return on Plan Assets	(274.8)	(261.6)	(277.8)	(111.0)	(111.3)	(106.6)
Amortization of Prior Service Cost (Credit)	2.2	2.5	2.8	(69.1)	(69.0)	(69.0)
Amortization of Net Actuarial Loss	107.1	124.0	183.1	18.8	22.1	64.7
Net Periodic Benefit Cost (Credit)	133.3	157.8	180.1	(92.3)	(76.8)	(17.2)
Capitalized Portion	(48.4)	(52.2)	(56.4)	33.5	25.3	5.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$84.9	$105.6	$123.7	$(58.8)	$(51.5)	$(11.8)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.7	$7.0	$6.2	$1.1	$1.4	$2.6
Interest Cost	26.7	29.6	27.7	10.3	12.8	13.5
Expected Return on Plan Assets	(35.0)	(33.9)	(37.1)	(18.1)	(18.5)	(18.1)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(10.0)	(10.1)	(10.1)
Amortization of Net Actuarial Loss	13.9	16.6	25.0	3.6	4.6	12.2
Net Periodic Benefit Cost (Credit)	14.5	19.5	22.0	(13.1)	(9.8)	0.1
Capitalized Portion	(5.5)	(6.8)	(7.5)	5.0	3.4	(0.1)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$9.0	$12.7	$14.5	$(8.1)	$(6.4)	$—

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$12.9	$10.0	$8.7	$1.6	$1.9	$3.2
Interest Cost	24.5	26.3	24.1	6.4	7.6	8.2
Expected Return on Plan Assets	(32.6)	(31.0)	(32.8)	(13.2)	(13.4)	(13.2)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	12.6	14.6	21.7	2.0	2.4	7.5
Net Periodic Benefit Cost (Credit)	17.6	20.1	21.9	(12.6)	(10.9)	(3.7)
Capitalized Portion	(4.0)	(4.6)	(4.6)	2.9	2.5	0.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$13.6	$15.5	$17.3	$(9.7)	$(8.4)	$(2.9)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.7	$5.2	$5.3	$0.9	$1.0	$2.9
Interest Cost	20.3	22.1	21.9	6.4	7.6	9.5
Expected Return on Plan Assets	(27.5)	(26.5)	(29.9)	(13.4)	(13.5)	(13.5)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(7.0)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	10.5	12.4	19.8	2.1	2.4	8.6
Net Periodic Benefit Cost (Credit)	10.2	13.4	17.3	(11.0)	(9.4)	0.6
Capitalized Portion	(4.8)	(5.5)	(6.2)	5.2	3.8	(0.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.4	$7.9	$11.1	$(5.8)	$(5.6)	$0.4

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.4	$5.2	$5.6	$0.7	$0.8	$1.4
Interest Cost	10.9	12.1	11.0	3.0	3.6	3.8
Expected Return on Plan Assets	(15.1)	(14.6)	(15.7)	(6.3)	(6.3)	(6.1)
Amortization of Prior Service Cost (Credit)	0.2	0.3	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	5.7	6.7	9.8	1.0	1.1	3.5
Net Periodic Benefit Cost (Credit)	8.1	9.7	11.0	(5.9)	(5.1)	(1.7)
Capitalized Portion	(2.8)	(3.3)	(3.4)	2.0	1.7	0.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.3	$6.4	$7.6	$(3.9)	$(3.4)	$(1.2)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.3	$6.6	$7.0	$0.8	$1.0	$1.7
Interest Cost	11.8	12.7	11.5	3.4	4.0	4.3
Expected Return on Plan Assets	(16.0)	(15.4)	(16.5)	(6.9)	(7.0)	(6.9)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.2)	(5.2)	(5.1)
Amortization of Net Actuarial Loss	6.0	7.1	10.2	1.1	1.2	3.9
Net Periodic Benefit Cost (Credit)	10.4	11.3	12.5	(6.8)	(6.0)	(2.1)
Capitalized Portion	(3.2)	(3.4)	(3.5)	2.1	1.8	0.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7.2	$7.9	$9.0	$(4.7)	$(4.2)	$(1.5)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2016 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

UMWA Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by an employer may result in other employers bearing a greater amount of the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan year ending June 30, 2015 and in Critical Status for the plan year ending June 30, 2014, without utilization of extended amortization provisions.  The Plan adopted a Rehabilitation Plan in February 2015, as required under the PPA. The prior funding improvement plan is no longer in effect.

Contributions to the UMWA pension plan in 2015, 2014 and 2013 were made under a collective bargaining agreement that is set to expire December 31, 2017. AEP contributed immaterial amounts that represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2015, 2014 and 2013.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. Beginning July 2015, the surcharge on contributions was increased to 10%.  Under the terms of the UMWA pension plan, contributions will be required to continue beyond the expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined by reference to the National Bituminous Coal Wage Agreement between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the plan to retrofit the Rockport Plant with dry sorbent injection technology to meet environmental emission control requirements and the timing of the closure of Cook Coal Terminal expected to be in or after 2025, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is based on the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2015 and 2014, the liability balance was $31 million and $40 million, respectively. AEP also records a related UMWA pension withdrawal regulatory asset on the balance sheet which is being recovered through billings for transloading services and should be fully collected before the planned closure. As of December 31, 2015 and 2014, the regulatory asset balance was $14 million and $25 million, respectively.

Indiana Michigan Power Co [Member]
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans in the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.

For 2015, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2015, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2015 and 2014

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,224.9	$4,841.7	$1,439.0	$1,455.5
Service Cost	93.5	71.9	12.2	14.2
Interest Cost	205.3	221.0	56.8	67.2
Actuarial (Gain) Loss	(200.6)	387.0	37.2	(14.4)
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Participant Contributions	—	—	33.3	41.9
Medicare Subsidy	—	—	0.8	8.3
Benefit Obligation as of December 31,	$4,992.9	$5,224.9	$1,450.6	$1,439.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,967.5	$4,711.2	$1,693.9	$1,698.7
Actual Gain (Loss) on Plan Assets	32.4	474.2	(34.0)	82.7
Company Contributions	97.9	78.8	12.9	4.3
Participant Contributions	—	—	33.3	41.9
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Fair Value of Plan Assets as of December 31,	$4,767.6	$4,967.5	$1,577.4	$1,693.9

Funded (Underfunded) Status as of December 31,	$(225.3)	$(257.4)	$126.8	$254.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$702.8	$663.2	$267.1	$279.9
Service Cost	8.7	7.0	1.1	1.4
Interest Cost	26.7	29.6	10.3	12.8
Actuarial (Gain) Loss	(41.4)	41.7	2.5	(9.0)
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Participant Contributions	—	—	5.7	7.2
Medicare Subsidy	—	—	0.2	1.4
Benefit Obligation as of December 31,	$653.4	$702.8	$262.2	$267.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$642.3	$628.0	$280.6	$284.8
Actual Gain (Loss) on Plan Assets	(5.7)	44.0	(7.7)	11.8
Company Contributions	10.0	9.0	2.8	3.4
Participant Contributions	—	—	5.7	7.2
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Fair Value of Plan Assets as of December 31,	$603.2	$642.3	$256.7	$280.6

Funded (Underfunded) Status as of December 31,	$(50.2)	$(60.5)	$(5.5)	$13.5

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$617.9	$574.7	$161.7	$166.5
Service Cost	12.9	10.0	1.6	1.9
Interest Cost	24.5	26.3	6.4	7.6
Actuarial (Gain) Loss	(28.4)	38.5	7.7	(4.9)
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Participant Contributions	—	—	4.0	5.2
Medicare Subsidy	—	—	0.1	1.1
Benefit Obligation as of December 31,	$591.5	$617.9	$166.3	$161.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$591.7	$559.1	$202.4	$206.2
Actual Gain (Loss) on Plan Assets	(0.9)	55.3	(2.3)	6.6
Company Contributions	14.6	8.9	0.1	0.1
Participant Contributions	—	—	4.0	5.2
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Fair Value of Plan Assets as of December 31,	$570.0	$591.7	$189.0	$202.4

Funded (Underfunded) Status as of December 31,	$(21.5)	$(26.2)	$22.7	$40.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$526.3	$523.6	$164.7	$171.2
Service Cost	6.7	5.2	0.9	1.0
Interest Cost	20.3	22.1	6.4	7.6
Actuarial (Gain) Loss	(19.5)	6.8	8.7	(4.3)
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Participant Contributions	—	—	4.3	5.6
Medicare Subsidy	—	—	(0.1)	1.0
Benefit Obligation as of December 31,	$497.5	$526.3	$168.6	$164.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$498.5	$501.6	$206.2	$212.0
Actual Gain (Loss) on Plan Assets	2.2	21.7	(2.6)	6.0
Company Contributions	7.7	6.6	—	—
Participant Contributions	—	—	4.3	5.6
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Fair Value of Plan Assets as of December 31,	$472.1	$498.5	$191.6	$206.2

Funded (Underfunded) Status as of December 31,	$(25.4)	$(27.8)	$23.0	$41.5

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$285.4	$260.7	$76.7	$77.8
Service Cost	6.4	5.2	0.7	0.8
Interest Cost	10.9	12.1	3.0	3.6
Actuarial (Gain) Loss	(17.9)	25.7	2.4	(1.0)
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Participant Contributions	—	—	1.9	2.3
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$265.4	$285.4	$77.7	$76.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$275.5	$264.6	$96.0	$96.3
Actual Gain (Loss) on Plan Assets	0.1	24.6	(2.5)	4.7
Company Contributions	5.9	4.6	—	—
Participant Contributions	—	—	1.9	2.3
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Fair Value of Plan Assets as of December 31,	$262.1	$275.5	$88.3	$96.0

Funded (Underfunded) Status as of December 31,	$(3.3)	$(9.9)	$10.6	$19.3

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$298.2	$270.6	$85.0	$87.0
Service Cost	8.3	6.6	0.8	1.0
Interest Cost	11.8	12.7	3.4	4.0
Actuarial (Gain) Loss	(16.2)	27.5	2.1	(2.3)
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Participant Contributions	—	—	2.1	2.5
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$282.8	$298.2	$86.1	$85.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$290.2	$279.0	$106.4	$107.7
Actual Gain (Loss) on Plan Assets	1.6	26.5	(3.3)	3.9
Company Contributions	8.1	3.9	—	—
Participant Contributions	—	—	2.1	2.5
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Fair Value of Plan Assets as of December 31,	$280.6	$290.2	$97.8	$106.4

Funded (Underfunded) Status as of December 31,	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Recognized on the Balance Sheets as of December 31, 2015 and 2014

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$185.8	$336.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(6.3)	(6.2)	(3.3)	(3.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(219.0)	(251.2)	(55.7)	(78.2)
Funded (Underfunded) Status	$(225.3)	$(257.4)	$126.8	$254.9

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$30.8	$56.5
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.6)	(2.9)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(50.2)	(60.5)	(33.7)	(40.1)
Funded (Underfunded) Status	$(50.2)	$(60.5)	$(5.5)	$13.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$22.7	$40.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(21.5)	(26.2)	—	—
Funded (Underfunded) Status	$(21.5)	$(26.2)	$22.7	$40.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$23.0	$41.5
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(25.4)	(27.8)	—	—
Funded (Underfunded) Status	$(25.4)	$(27.8)	$23.0	$41.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2015	2014	2015	2014
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$—	$10.6	$19.3
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(3.1)	(9.7)	—	—
Funded (Underfunded) Status	$(3.3)	$(9.9)	$10.6	$19.3

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$11.7	$21.4
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(7.9)	—	—
Funded (Underfunded) Status	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Included in AOCI and Regulatory Assets as of December 31, 2015 and 2014

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$1,546.1	$1,611.4	$577.4	$419.9
Prior Service Cost (Credit)	3.3	5.5	(554.4)	(623.5)

Recorded as
Regulatory Assets	$1,385.2	$1,418.3	$15.1	$(148.5)
Deferred Income Taxes	57.5	69.5	2.8	(19.3)
Net of Tax AOCI	106.7	129.1	5.1	(35.8)

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$220.8	$235.0	$86.9	$65.8
Prior Service Cost (Credit)	0.3	0.5	(80.6)	(90.6)

Recorded as
Regulatory Assets	$218.3	$232.8	$(0.7)	$(20.3)
Deferred Income Taxes	1.0	0.9	2.4	(1.6)
Net of Tax AOCI	1.8	1.8	4.6	(2.9)

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$130.0	$137.9	$77.1	$54.4
Prior Service Cost (Credit)	0.3	0.5	(75.7)	(85.1)

Recorded as
Regulatory Assets	$125.3	$134.1	$1.1	$(26.3)
Deferred Income Taxes	1.8	1.5	0.1	(1.5)
Net of Tax AOCI	3.2	2.8	0.2	(2.9)

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$222.0	$226.7	$52.6	$30.7
Prior Service Cost (Credit)	0.2	0.4	(55.4)	(62.4)

Recorded as
Regulatory Assets	$222.2	$227.1	$(2.8)	$(31.7)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$94.1	$102.7	$35.2	$25.3
Prior Service Cost (Credit)	0.3	0.5	(34.5)	(38.8)

Recorded as
Regulatory Assets	$94.4	$103.2	$0.7	$(13.5)

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$97.1	$104.9	$43.3	$32.4
Prior Service Cost (Credit)	0.4	0.7	(41.6)	(46.8)

Recorded as
Regulatory Assets	$97.5	$105.6	$1.2	$(8.9)
Deferred Income Taxes	—	—	0.2	(1.9)
Net of Tax AOCI	—	—	0.3	(3.6)

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant during the years ended December 31, 2015 and 2014 are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$41.8	$174.4	$176.3	$14.0
Amortization of Actuarial Loss	(107.1)	(124.0)	(18.8)	(22.1)
Amortization of Prior Service Credit (Cost)	(2.2)	(2.5)	69.1	69.0
Change for the Year Ended December 31,	$(67.5)	$47.9	$226.6	$60.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(0.3)	$31.6	$24.7	$(2.3)
Amortization of Actuarial Loss	(13.9)	(16.6)	(3.6)	(4.6)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	10.0	10.1
Change for the Year Ended December 31,	$(14.4)	$14.8	$31.1	$3.2

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$4.7	$14.2	$24.7	$1.9
Amortization of Actuarial Loss	(12.6)	(14.6)	(2.0)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$(8.1)	$(0.6)	$32.1	$8.9

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$5.8	$11.5	$24.0	$3.3
Amortization of Actuarial Loss	(10.5)	(12.4)	(2.1)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	7.0	6.9
Change for the Year Ended December 31,	$(4.9)	$(1.1)	$28.9	$7.8

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(2.9)	$15.7	$10.9	$0.6
Amortization of Actuarial Loss	(5.7)	(6.7)	(1.0)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.3)	4.3	4.3
Change for the Year Ended December 31,	$(8.8)	$8.7	$14.2	$3.8

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(1.8)	$16.5	$12.0	$0.8
Amortization of Actuarial Loss	(6.0)	(7.1)	(1.1)	(1.2)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.2	5.2
Change for the Year Ended December 31,	$(8.1)	$9.1	$16.1	$4.8
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries as of December 31, 2015 and 2014 using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
Company	2015	2014	2015	2014
APCo	12.7%	12.9%	16.3%	16.6%
I&M	12.0%	11.9%	12.0%	11.9%
OPCo	9.9%	10.0%	12.1%	12.2%
PSO	5.5%	5.5%	5.6%	5.7%
SWEPCo	5.9%	5.8%	6.2%	6.3%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trust – Global	—	369.7	—	—	369.7	7.8%
Common Collective Trust – International	—	16.1	—	—	16.1	0.3%
Subtotal – Equities	722.0	401.4	—	—	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt	—	34.2	—	—	34.2	0.7%
United States Government and Agency Securities	—	421.9	—	—	421.9	8.9%
Corporate Debt	—	1,983.2	—	—	1,983.2	41.6%
Foreign Debt	—	421.4	0.1	—	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed	—	23.4	—	—	23.4	0.5%
Subtotal – Fixed Income	—	2,896.9	0.1	—	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents	—	48.6	—	—	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,609.9	$674.5	$(238.8)	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trust – Global	—	19.0	—	—	19.0	1.2%
Common Collective Trust – International	—	12.6	—	—	12.6	0.8%
Subtotal – Equities	949.4	47.2	—	—	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt	—	100.9	—	—	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	310.3	—	—	310.3	19.6%

Trust Owned Life Insurance:
International Equities	—	28.3	—	—	28.3	1.8%
United States Bonds	—	184.3	—	—	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	212.6	—	—	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$577.3	$—	$5.8	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$588.6	$—	$—	$—	$588.6	11.9%
International	502.2	—	—	—	502.2	10.1%
Options	—	14.1	—	—	14.1	0.3%
Real Estate Investment Trusts	54.3	—	—	—	54.3	1.1%
Common Collective Trust – Global	—	377.0	—	—	377.0	7.6%
Common Collective Trust – International	—	18.5	—	—	18.5	0.4%
Subtotal – Equities	1,145.1	409.6	—	—	1,554.7	31.4%

Fixed Income:
Common Collective Trust – Debt	—	30.2	—	—	30.2	0.6%
United States Government and Agency Securities	—	449.8	—	—	449.8	9.0%
Corporate Debt	—	1,799.5	—	—	1,799.5	36.2%
Foreign Debt	—	400.5	0.1	—	400.6	8.1%
State and Local Government	—	14.9	—	—	14.9	0.3%
Other – Asset Backed	—	29.1	—	—	29.1	0.6%
Subtotal – Fixed Income	—	2,724.0	0.1	—	2,724.1	54.8%

Infrastructure	—	—	12.5	—	12.5	0.3%
Real Estate	—	—	235.8	—	235.8	4.7%
Alternative Investments	—	—	378.9	—	378.9	7.6%
Securities Lending	—	219.8	—	—	219.8	4.4%
Securities Lending Collateral (a)	—	—	—	(221.5)	(221.5)	(4.5)%
Cash and Cash Equivalents	—	53.3	—	—	53.3	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	9.9	9.9	0.2%

Total	$1,145.1	$3,406.7	$627.3	$(211.6)	$4,967.5	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2014	$0.1	$—	$238.2	$329.6	$567.9
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(0.3)	5.5	32.0	37.2
Relating to Assets Sold During the Period	—	0.1	19.0	15.8	34.9
Purchases and Sales	—	12.7	(26.9)	1.5	(12.7)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2014	$0.1	$12.5	$235.8	$378.9	$627.3

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$466.1	$—	$—	$—	$466.1	27.5%
International	566.6	—	—	—	566.6	33.5%
Options	—	16.4	—	—	16.4	1.0%
Common Collective Trust – Global	—	29.6	—	—	29.6	1.8%
Subtotal – Equities	1,032.7	46.0	—	—	1,078.7	63.8%

Fixed Income:
Common Collective Trust – Debt	—	103.7	—	—	103.7	6.1%
United States Government and Agency Securities	—	71.1	—	—	71.1	4.2%
Corporate Debt	—	125.5	—	—	125.5	7.4%
Foreign Debt	—	21.3	—	—	21.3	1.3%
State and Local Government	—	5.9	—	—	5.9	0.3%
Other – Asset Backed	—	4.9	—	—	4.9	0.3%
Subtotal – Fixed Income	—	332.4	—	—	332.4	19.6%

Trust Owned Life Insurance:
International Equities	—	10.3	—	—	10.3	0.6%
United States Bonds	—	212.1	—	—	212.1	12.5%
Subtotal – Trust Owned Life Insurance	—	222.4	—	—	222.4	13.1%

Cash and Cash Equivalents	46.8	9.6	—	—	56.4	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	4.0	4.0	0.2%

Total	$1,079.5	$610.4	$—	$4.0	$1,693.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2015 and 2014 were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2016:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans for the years ended December 31, 2015, 2014 and 2013:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$93.5	$71.9	$69.2	$12.2	$14.2	$22.9
Interest Cost	205.3	221.0	202.8	56.8	67.2	70.8
Expected Return on Plan Assets	(274.8)	(261.6)	(277.8)	(111.0)	(111.3)	(106.6)
Amortization of Prior Service Cost (Credit)	2.2	2.5	2.8	(69.1)	(69.0)	(69.0)
Amortization of Net Actuarial Loss	107.1	124.0	183.1	18.8	22.1	64.7
Net Periodic Benefit Cost (Credit)	133.3	157.8	180.1	(92.3)	(76.8)	(17.2)
Capitalized Portion	(48.4)	(52.2)	(56.4)	33.5	25.3	5.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$84.9	$105.6	$123.7	$(58.8)	$(51.5)	$(11.8)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.7	$7.0	$6.2	$1.1	$1.4	$2.6
Interest Cost	26.7	29.6	27.7	10.3	12.8	13.5
Expected Return on Plan Assets	(35.0)	(33.9)	(37.1)	(18.1)	(18.5)	(18.1)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(10.0)	(10.1)	(10.1)
Amortization of Net Actuarial Loss	13.9	16.6	25.0	3.6	4.6	12.2
Net Periodic Benefit Cost (Credit)	14.5	19.5	22.0	(13.1)	(9.8)	0.1
Capitalized Portion	(5.5)	(6.8)	(7.5)	5.0	3.4	(0.1)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$9.0	$12.7	$14.5	$(8.1)	$(6.4)	$—

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$12.9	$10.0	$8.7	$1.6	$1.9	$3.2
Interest Cost	24.5	26.3	24.1	6.4	7.6	8.2
Expected Return on Plan Assets	(32.6)	(31.0)	(32.8)	(13.2)	(13.4)	(13.2)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	12.6	14.6	21.7	2.0	2.4	7.5
Net Periodic Benefit Cost (Credit)	17.6	20.1	21.9	(12.6)	(10.9)	(3.7)
Capitalized Portion	(4.0)	(4.6)	(4.6)	2.9	2.5	0.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$13.6	$15.5	$17.3	$(9.7)	$(8.4)	$(2.9)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.7	$5.2	$5.3	$0.9	$1.0	$2.9
Interest Cost	20.3	22.1	21.9	6.4	7.6	9.5
Expected Return on Plan Assets	(27.5)	(26.5)	(29.9)	(13.4)	(13.5)	(13.5)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(7.0)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	10.5	12.4	19.8	2.1	2.4	8.6
Net Periodic Benefit Cost (Credit)	10.2	13.4	17.3	(11.0)	(9.4)	0.6
Capitalized Portion	(4.8)	(5.5)	(6.2)	5.2	3.8	(0.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.4	$7.9	$11.1	$(5.8)	$(5.6)	$0.4

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.4	$5.2	$5.6	$0.7	$0.8	$1.4
Interest Cost	10.9	12.1	11.0	3.0	3.6	3.8
Expected Return on Plan Assets	(15.1)	(14.6)	(15.7)	(6.3)	(6.3)	(6.1)
Amortization of Prior Service Cost (Credit)	0.2	0.3	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	5.7	6.7	9.8	1.0	1.1	3.5
Net Periodic Benefit Cost (Credit)	8.1	9.7	11.0	(5.9)	(5.1)	(1.7)
Capitalized Portion	(2.8)	(3.3)	(3.4)	2.0	1.7	0.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.3	$6.4	$7.6	$(3.9)	$(3.4)	$(1.2)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.3	$6.6	$7.0	$0.8	$1.0	$1.7
Interest Cost	11.8	12.7	11.5	3.4	4.0	4.3
Expected Return on Plan Assets	(16.0)	(15.4)	(16.5)	(6.9)	(7.0)	(6.9)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.2)	(5.2)	(5.1)
Amortization of Net Actuarial Loss	6.0	7.1	10.2	1.1	1.2	3.9
Net Periodic Benefit Cost (Credit)	10.4	11.3	12.5	(6.8)	(6.0)	(2.1)
Capitalized Portion	(3.2)	(3.4)	(3.5)	2.1	1.8	0.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7.2	$7.9	$9.0	$(4.7)	$(4.2)	$(1.5)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2016 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

UMWA Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by an employer may result in other employers bearing a greater amount of the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan year ending June 30, 2015 and in Critical Status for the plan year ending June 30, 2014, without utilization of extended amortization provisions.  The Plan adopted a Rehabilitation Plan in February 2015, as required under the PPA. The prior funding improvement plan is no longer in effect.

Contributions to the UMWA pension plan in 2015, 2014 and 2013 were made under a collective bargaining agreement that is set to expire December 31, 2017. AEP contributed immaterial amounts that represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2015, 2014 and 2013.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. Beginning July 2015, the surcharge on contributions was increased to 10%.  Under the terms of the UMWA pension plan, contributions will be required to continue beyond the expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined by reference to the National Bituminous Coal Wage Agreement between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the plan to retrofit the Rockport Plant with dry sorbent injection technology to meet environmental emission control requirements and the timing of the closure of Cook Coal Terminal expected to be in or after 2025, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is based on the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2015 and 2014, the liability balance was $31 million and $40 million, respectively. AEP also records a related UMWA pension withdrawal regulatory asset on the balance sheet which is being recovered through billings for transloading services and should be fully collected before the planned closure. As of December 31, 2015 and 2014, the regulatory asset balance was $14 million and $25 million, respectively.

Ohio Power Co [Member]
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans in the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.

For 2015, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2015, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2015 and 2014

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,224.9	$4,841.7	$1,439.0	$1,455.5
Service Cost	93.5	71.9	12.2	14.2
Interest Cost	205.3	221.0	56.8	67.2
Actuarial (Gain) Loss	(200.6)	387.0	37.2	(14.4)
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Participant Contributions	—	—	33.3	41.9
Medicare Subsidy	—	—	0.8	8.3
Benefit Obligation as of December 31,	$4,992.9	$5,224.9	$1,450.6	$1,439.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,967.5	$4,711.2	$1,693.9	$1,698.7
Actual Gain (Loss) on Plan Assets	32.4	474.2	(34.0)	82.7
Company Contributions	97.9	78.8	12.9	4.3
Participant Contributions	—	—	33.3	41.9
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Fair Value of Plan Assets as of December 31,	$4,767.6	$4,967.5	$1,577.4	$1,693.9

Funded (Underfunded) Status as of December 31,	$(225.3)	$(257.4)	$126.8	$254.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$702.8	$663.2	$267.1	$279.9
Service Cost	8.7	7.0	1.1	1.4
Interest Cost	26.7	29.6	10.3	12.8
Actuarial (Gain) Loss	(41.4)	41.7	2.5	(9.0)
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Participant Contributions	—	—	5.7	7.2
Medicare Subsidy	—	—	0.2	1.4
Benefit Obligation as of December 31,	$653.4	$702.8	$262.2	$267.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$642.3	$628.0	$280.6	$284.8
Actual Gain (Loss) on Plan Assets	(5.7)	44.0	(7.7)	11.8
Company Contributions	10.0	9.0	2.8	3.4
Participant Contributions	—	—	5.7	7.2
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Fair Value of Plan Assets as of December 31,	$603.2	$642.3	$256.7	$280.6

Funded (Underfunded) Status as of December 31,	$(50.2)	$(60.5)	$(5.5)	$13.5

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$617.9	$574.7	$161.7	$166.5
Service Cost	12.9	10.0	1.6	1.9
Interest Cost	24.5	26.3	6.4	7.6
Actuarial (Gain) Loss	(28.4)	38.5	7.7	(4.9)
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Participant Contributions	—	—	4.0	5.2
Medicare Subsidy	—	—	0.1	1.1
Benefit Obligation as of December 31,	$591.5	$617.9	$166.3	$161.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$591.7	$559.1	$202.4	$206.2
Actual Gain (Loss) on Plan Assets	(0.9)	55.3	(2.3)	6.6
Company Contributions	14.6	8.9	0.1	0.1
Participant Contributions	—	—	4.0	5.2
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Fair Value of Plan Assets as of December 31,	$570.0	$591.7	$189.0	$202.4

Funded (Underfunded) Status as of December 31,	$(21.5)	$(26.2)	$22.7	$40.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$526.3	$523.6	$164.7	$171.2
Service Cost	6.7	5.2	0.9	1.0
Interest Cost	20.3	22.1	6.4	7.6
Actuarial (Gain) Loss	(19.5)	6.8	8.7	(4.3)
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Participant Contributions	—	—	4.3	5.6
Medicare Subsidy	—	—	(0.1)	1.0
Benefit Obligation as of December 31,	$497.5	$526.3	$168.6	$164.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$498.5	$501.6	$206.2	$212.0
Actual Gain (Loss) on Plan Assets	2.2	21.7	(2.6)	6.0
Company Contributions	7.7	6.6	—	—
Participant Contributions	—	—	4.3	5.6
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Fair Value of Plan Assets as of December 31,	$472.1	$498.5	$191.6	$206.2

Funded (Underfunded) Status as of December 31,	$(25.4)	$(27.8)	$23.0	$41.5

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$285.4	$260.7	$76.7	$77.8
Service Cost	6.4	5.2	0.7	0.8
Interest Cost	10.9	12.1	3.0	3.6
Actuarial (Gain) Loss	(17.9)	25.7	2.4	(1.0)
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Participant Contributions	—	—	1.9	2.3
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$265.4	$285.4	$77.7	$76.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$275.5	$264.6	$96.0	$96.3
Actual Gain (Loss) on Plan Assets	0.1	24.6	(2.5)	4.7
Company Contributions	5.9	4.6	—	—
Participant Contributions	—	—	1.9	2.3
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Fair Value of Plan Assets as of December 31,	$262.1	$275.5	$88.3	$96.0

Funded (Underfunded) Status as of December 31,	$(3.3)	$(9.9)	$10.6	$19.3

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$298.2	$270.6	$85.0	$87.0
Service Cost	8.3	6.6	0.8	1.0
Interest Cost	11.8	12.7	3.4	4.0
Actuarial (Gain) Loss	(16.2)	27.5	2.1	(2.3)
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Participant Contributions	—	—	2.1	2.5
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$282.8	$298.2	$86.1	$85.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$290.2	$279.0	$106.4	$107.7
Actual Gain (Loss) on Plan Assets	1.6	26.5	(3.3)	3.9
Company Contributions	8.1	3.9	—	—
Participant Contributions	—	—	2.1	2.5
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Fair Value of Plan Assets as of December 31,	$280.6	$290.2	$97.8	$106.4

Funded (Underfunded) Status as of December 31,	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Recognized on the Balance Sheets as of December 31, 2015 and 2014

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$185.8	$336.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(6.3)	(6.2)	(3.3)	(3.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(219.0)	(251.2)	(55.7)	(78.2)
Funded (Underfunded) Status	$(225.3)	$(257.4)	$126.8	$254.9

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$30.8	$56.5
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.6)	(2.9)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(50.2)	(60.5)	(33.7)	(40.1)
Funded (Underfunded) Status	$(50.2)	$(60.5)	$(5.5)	$13.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$22.7	$40.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(21.5)	(26.2)	—	—
Funded (Underfunded) Status	$(21.5)	$(26.2)	$22.7	$40.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$23.0	$41.5
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(25.4)	(27.8)	—	—
Funded (Underfunded) Status	$(25.4)	$(27.8)	$23.0	$41.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2015	2014	2015	2014
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$—	$10.6	$19.3
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(3.1)	(9.7)	—	—
Funded (Underfunded) Status	$(3.3)	$(9.9)	$10.6	$19.3

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$11.7	$21.4
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(7.9)	—	—
Funded (Underfunded) Status	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Included in AOCI and Regulatory Assets as of December 31, 2015 and 2014

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$1,546.1	$1,611.4	$577.4	$419.9
Prior Service Cost (Credit)	3.3	5.5	(554.4)	(623.5)

Recorded as
Regulatory Assets	$1,385.2	$1,418.3	$15.1	$(148.5)
Deferred Income Taxes	57.5	69.5	2.8	(19.3)
Net of Tax AOCI	106.7	129.1	5.1	(35.8)

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$220.8	$235.0	$86.9	$65.8
Prior Service Cost (Credit)	0.3	0.5	(80.6)	(90.6)

Recorded as
Regulatory Assets	$218.3	$232.8	$(0.7)	$(20.3)
Deferred Income Taxes	1.0	0.9	2.4	(1.6)
Net of Tax AOCI	1.8	1.8	4.6	(2.9)

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$130.0	$137.9	$77.1	$54.4
Prior Service Cost (Credit)	0.3	0.5	(75.7)	(85.1)

Recorded as
Regulatory Assets	$125.3	$134.1	$1.1	$(26.3)
Deferred Income Taxes	1.8	1.5	0.1	(1.5)
Net of Tax AOCI	3.2	2.8	0.2	(2.9)

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$222.0	$226.7	$52.6	$30.7
Prior Service Cost (Credit)	0.2	0.4	(55.4)	(62.4)

Recorded as
Regulatory Assets	$222.2	$227.1	$(2.8)	$(31.7)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$94.1	$102.7	$35.2	$25.3
Prior Service Cost (Credit)	0.3	0.5	(34.5)	(38.8)

Recorded as
Regulatory Assets	$94.4	$103.2	$0.7	$(13.5)

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$97.1	$104.9	$43.3	$32.4
Prior Service Cost (Credit)	0.4	0.7	(41.6)	(46.8)

Recorded as
Regulatory Assets	$97.5	$105.6	$1.2	$(8.9)
Deferred Income Taxes	—	—	0.2	(1.9)
Net of Tax AOCI	—	—	0.3	(3.6)

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant during the years ended December 31, 2015 and 2014 are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$41.8	$174.4	$176.3	$14.0
Amortization of Actuarial Loss	(107.1)	(124.0)	(18.8)	(22.1)
Amortization of Prior Service Credit (Cost)	(2.2)	(2.5)	69.1	69.0
Change for the Year Ended December 31,	$(67.5)	$47.9	$226.6	$60.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(0.3)	$31.6	$24.7	$(2.3)
Amortization of Actuarial Loss	(13.9)	(16.6)	(3.6)	(4.6)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	10.0	10.1
Change for the Year Ended December 31,	$(14.4)	$14.8	$31.1	$3.2

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$4.7	$14.2	$24.7	$1.9
Amortization of Actuarial Loss	(12.6)	(14.6)	(2.0)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$(8.1)	$(0.6)	$32.1	$8.9

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$5.8	$11.5	$24.0	$3.3
Amortization of Actuarial Loss	(10.5)	(12.4)	(2.1)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	7.0	6.9
Change for the Year Ended December 31,	$(4.9)	$(1.1)	$28.9	$7.8

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(2.9)	$15.7	$10.9	$0.6
Amortization of Actuarial Loss	(5.7)	(6.7)	(1.0)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.3)	4.3	4.3
Change for the Year Ended December 31,	$(8.8)	$8.7	$14.2	$3.8

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(1.8)	$16.5	$12.0	$0.8
Amortization of Actuarial Loss	(6.0)	(7.1)	(1.1)	(1.2)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.2	5.2
Change for the Year Ended December 31,	$(8.1)	$9.1	$16.1	$4.8
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries as of December 31, 2015 and 2014 using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
Company	2015	2014	2015	2014
APCo	12.7%	12.9%	16.3%	16.6%
I&M	12.0%	11.9%	12.0%	11.9%
OPCo	9.9%	10.0%	12.1%	12.2%
PSO	5.5%	5.5%	5.6%	5.7%
SWEPCo	5.9%	5.8%	6.2%	6.3%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trust – Global	—	369.7	—	—	369.7	7.8%
Common Collective Trust – International	—	16.1	—	—	16.1	0.3%
Subtotal – Equities	722.0	401.4	—	—	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt	—	34.2	—	—	34.2	0.7%
United States Government and Agency Securities	—	421.9	—	—	421.9	8.9%
Corporate Debt	—	1,983.2	—	—	1,983.2	41.6%
Foreign Debt	—	421.4	0.1	—	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed	—	23.4	—	—	23.4	0.5%
Subtotal – Fixed Income	—	2,896.9	0.1	—	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents	—	48.6	—	—	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,609.9	$674.5	$(238.8)	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trust – Global	—	19.0	—	—	19.0	1.2%
Common Collective Trust – International	—	12.6	—	—	12.6	0.8%
Subtotal – Equities	949.4	47.2	—	—	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt	—	100.9	—	—	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	310.3	—	—	310.3	19.6%

Trust Owned Life Insurance:
International Equities	—	28.3	—	—	28.3	1.8%
United States Bonds	—	184.3	—	—	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	212.6	—	—	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$577.3	$—	$5.8	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$588.6	$—	$—	$—	$588.6	11.9%
International	502.2	—	—	—	502.2	10.1%
Options	—	14.1	—	—	14.1	0.3%
Real Estate Investment Trusts	54.3	—	—	—	54.3	1.1%
Common Collective Trust – Global	—	377.0	—	—	377.0	7.6%
Common Collective Trust – International	—	18.5	—	—	18.5	0.4%
Subtotal – Equities	1,145.1	409.6	—	—	1,554.7	31.4%

Fixed Income:
Common Collective Trust – Debt	—	30.2	—	—	30.2	0.6%
United States Government and Agency Securities	—	449.8	—	—	449.8	9.0%
Corporate Debt	—	1,799.5	—	—	1,799.5	36.2%
Foreign Debt	—	400.5	0.1	—	400.6	8.1%
State and Local Government	—	14.9	—	—	14.9	0.3%
Other – Asset Backed	—	29.1	—	—	29.1	0.6%
Subtotal – Fixed Income	—	2,724.0	0.1	—	2,724.1	54.8%

Infrastructure	—	—	12.5	—	12.5	0.3%
Real Estate	—	—	235.8	—	235.8	4.7%
Alternative Investments	—	—	378.9	—	378.9	7.6%
Securities Lending	—	219.8	—	—	219.8	4.4%
Securities Lending Collateral (a)	—	—	—	(221.5)	(221.5)	(4.5)%
Cash and Cash Equivalents	—	53.3	—	—	53.3	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	9.9	9.9	0.2%

Total	$1,145.1	$3,406.7	$627.3	$(211.6)	$4,967.5	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2014	$0.1	$—	$238.2	$329.6	$567.9
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(0.3)	5.5	32.0	37.2
Relating to Assets Sold During the Period	—	0.1	19.0	15.8	34.9
Purchases and Sales	—	12.7	(26.9)	1.5	(12.7)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2014	$0.1	$12.5	$235.8	$378.9	$627.3

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$466.1	$—	$—	$—	$466.1	27.5%
International	566.6	—	—	—	566.6	33.5%
Options	—	16.4	—	—	16.4	1.0%
Common Collective Trust – Global	—	29.6	—	—	29.6	1.8%
Subtotal – Equities	1,032.7	46.0	—	—	1,078.7	63.8%

Fixed Income:
Common Collective Trust – Debt	—	103.7	—	—	103.7	6.1%
United States Government and Agency Securities	—	71.1	—	—	71.1	4.2%
Corporate Debt	—	125.5	—	—	125.5	7.4%
Foreign Debt	—	21.3	—	—	21.3	1.3%
State and Local Government	—	5.9	—	—	5.9	0.3%
Other – Asset Backed	—	4.9	—	—	4.9	0.3%
Subtotal – Fixed Income	—	332.4	—	—	332.4	19.6%

Trust Owned Life Insurance:
International Equities	—	10.3	—	—	10.3	0.6%
United States Bonds	—	212.1	—	—	212.1	12.5%
Subtotal – Trust Owned Life Insurance	—	222.4	—	—	222.4	13.1%

Cash and Cash Equivalents	46.8	9.6	—	—	56.4	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	4.0	4.0	0.2%

Total	$1,079.5	$610.4	$—	$4.0	$1,693.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2015 and 2014 were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2016:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans for the years ended December 31, 2015, 2014 and 2013:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$93.5	$71.9	$69.2	$12.2	$14.2	$22.9
Interest Cost	205.3	221.0	202.8	56.8	67.2	70.8
Expected Return on Plan Assets	(274.8)	(261.6)	(277.8)	(111.0)	(111.3)	(106.6)
Amortization of Prior Service Cost (Credit)	2.2	2.5	2.8	(69.1)	(69.0)	(69.0)
Amortization of Net Actuarial Loss	107.1	124.0	183.1	18.8	22.1	64.7
Net Periodic Benefit Cost (Credit)	133.3	157.8	180.1	(92.3)	(76.8)	(17.2)
Capitalized Portion	(48.4)	(52.2)	(56.4)	33.5	25.3	5.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$84.9	$105.6	$123.7	$(58.8)	$(51.5)	$(11.8)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.7	$7.0	$6.2	$1.1	$1.4	$2.6
Interest Cost	26.7	29.6	27.7	10.3	12.8	13.5
Expected Return on Plan Assets	(35.0)	(33.9)	(37.1)	(18.1)	(18.5)	(18.1)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(10.0)	(10.1)	(10.1)
Amortization of Net Actuarial Loss	13.9	16.6	25.0	3.6	4.6	12.2
Net Periodic Benefit Cost (Credit)	14.5	19.5	22.0	(13.1)	(9.8)	0.1
Capitalized Portion	(5.5)	(6.8)	(7.5)	5.0	3.4	(0.1)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$9.0	$12.7	$14.5	$(8.1)	$(6.4)	$—

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$12.9	$10.0	$8.7	$1.6	$1.9	$3.2
Interest Cost	24.5	26.3	24.1	6.4	7.6	8.2
Expected Return on Plan Assets	(32.6)	(31.0)	(32.8)	(13.2)	(13.4)	(13.2)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	12.6	14.6	21.7	2.0	2.4	7.5
Net Periodic Benefit Cost (Credit)	17.6	20.1	21.9	(12.6)	(10.9)	(3.7)
Capitalized Portion	(4.0)	(4.6)	(4.6)	2.9	2.5	0.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$13.6	$15.5	$17.3	$(9.7)	$(8.4)	$(2.9)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.7	$5.2	$5.3	$0.9	$1.0	$2.9
Interest Cost	20.3	22.1	21.9	6.4	7.6	9.5
Expected Return on Plan Assets	(27.5)	(26.5)	(29.9)	(13.4)	(13.5)	(13.5)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(7.0)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	10.5	12.4	19.8	2.1	2.4	8.6
Net Periodic Benefit Cost (Credit)	10.2	13.4	17.3	(11.0)	(9.4)	0.6
Capitalized Portion	(4.8)	(5.5)	(6.2)	5.2	3.8	(0.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.4	$7.9	$11.1	$(5.8)	$(5.6)	$0.4

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.4	$5.2	$5.6	$0.7	$0.8	$1.4
Interest Cost	10.9	12.1	11.0	3.0	3.6	3.8
Expected Return on Plan Assets	(15.1)	(14.6)	(15.7)	(6.3)	(6.3)	(6.1)
Amortization of Prior Service Cost (Credit)	0.2	0.3	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	5.7	6.7	9.8	1.0	1.1	3.5
Net Periodic Benefit Cost (Credit)	8.1	9.7	11.0	(5.9)	(5.1)	(1.7)
Capitalized Portion	(2.8)	(3.3)	(3.4)	2.0	1.7	0.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.3	$6.4	$7.6	$(3.9)	$(3.4)	$(1.2)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.3	$6.6	$7.0	$0.8	$1.0	$1.7
Interest Cost	11.8	12.7	11.5	3.4	4.0	4.3
Expected Return on Plan Assets	(16.0)	(15.4)	(16.5)	(6.9)	(7.0)	(6.9)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.2)	(5.2)	(5.1)
Amortization of Net Actuarial Loss	6.0	7.1	10.2	1.1	1.2	3.9
Net Periodic Benefit Cost (Credit)	10.4	11.3	12.5	(6.8)	(6.0)	(2.1)
Capitalized Portion	(3.2)	(3.4)	(3.5)	2.1	1.8	0.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7.2	$7.9	$9.0	$(4.7)	$(4.2)	$(1.5)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2016 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

UMWA Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by an employer may result in other employers bearing a greater amount of the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan year ending June 30, 2015 and in Critical Status for the plan year ending June 30, 2014, without utilization of extended amortization provisions.  The Plan adopted a Rehabilitation Plan in February 2015, as required under the PPA. The prior funding improvement plan is no longer in effect.

Contributions to the UMWA pension plan in 2015, 2014 and 2013 were made under a collective bargaining agreement that is set to expire December 31, 2017. AEP contributed immaterial amounts that represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2015, 2014 and 2013.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. Beginning July 2015, the surcharge on contributions was increased to 10%.  Under the terms of the UMWA pension plan, contributions will be required to continue beyond the expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined by reference to the National Bituminous Coal Wage Agreement between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the plan to retrofit the Rockport Plant with dry sorbent injection technology to meet environmental emission control requirements and the timing of the closure of Cook Coal Terminal expected to be in or after 2025, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is based on the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2015 and 2014, the liability balance was $31 million and $40 million, respectively. AEP also records a related UMWA pension withdrawal regulatory asset on the balance sheet which is being recovered through billings for transloading services and should be fully collected before the planned closure. As of December 31, 2015 and 2014, the regulatory asset balance was $14 million and $25 million, respectively.

Public Service Co Of Oklahoma [Member]
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans in the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.

For 2015, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2015, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2015 and 2014

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,224.9	$4,841.7	$1,439.0	$1,455.5
Service Cost	93.5	71.9	12.2	14.2
Interest Cost	205.3	221.0	56.8	67.2
Actuarial (Gain) Loss	(200.6)	387.0	37.2	(14.4)
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Participant Contributions	—	—	33.3	41.9
Medicare Subsidy	—	—	0.8	8.3
Benefit Obligation as of December 31,	$4,992.9	$5,224.9	$1,450.6	$1,439.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,967.5	$4,711.2	$1,693.9	$1,698.7
Actual Gain (Loss) on Plan Assets	32.4	474.2	(34.0)	82.7
Company Contributions	97.9	78.8	12.9	4.3
Participant Contributions	—	—	33.3	41.9
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Fair Value of Plan Assets as of December 31,	$4,767.6	$4,967.5	$1,577.4	$1,693.9

Funded (Underfunded) Status as of December 31,	$(225.3)	$(257.4)	$126.8	$254.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$702.8	$663.2	$267.1	$279.9
Service Cost	8.7	7.0	1.1	1.4
Interest Cost	26.7	29.6	10.3	12.8
Actuarial (Gain) Loss	(41.4)	41.7	2.5	(9.0)
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Participant Contributions	—	—	5.7	7.2
Medicare Subsidy	—	—	0.2	1.4
Benefit Obligation as of December 31,	$653.4	$702.8	$262.2	$267.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$642.3	$628.0	$280.6	$284.8
Actual Gain (Loss) on Plan Assets	(5.7)	44.0	(7.7)	11.8
Company Contributions	10.0	9.0	2.8	3.4
Participant Contributions	—	—	5.7	7.2
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Fair Value of Plan Assets as of December 31,	$603.2	$642.3	$256.7	$280.6

Funded (Underfunded) Status as of December 31,	$(50.2)	$(60.5)	$(5.5)	$13.5

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$617.9	$574.7	$161.7	$166.5
Service Cost	12.9	10.0	1.6	1.9
Interest Cost	24.5	26.3	6.4	7.6
Actuarial (Gain) Loss	(28.4)	38.5	7.7	(4.9)
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Participant Contributions	—	—	4.0	5.2
Medicare Subsidy	—	—	0.1	1.1
Benefit Obligation as of December 31,	$591.5	$617.9	$166.3	$161.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$591.7	$559.1	$202.4	$206.2
Actual Gain (Loss) on Plan Assets	(0.9)	55.3	(2.3)	6.6
Company Contributions	14.6	8.9	0.1	0.1
Participant Contributions	—	—	4.0	5.2
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Fair Value of Plan Assets as of December 31,	$570.0	$591.7	$189.0	$202.4

Funded (Underfunded) Status as of December 31,	$(21.5)	$(26.2)	$22.7	$40.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$526.3	$523.6	$164.7	$171.2
Service Cost	6.7	5.2	0.9	1.0
Interest Cost	20.3	22.1	6.4	7.6
Actuarial (Gain) Loss	(19.5)	6.8	8.7	(4.3)
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Participant Contributions	—	—	4.3	5.6
Medicare Subsidy	—	—	(0.1)	1.0
Benefit Obligation as of December 31,	$497.5	$526.3	$168.6	$164.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$498.5	$501.6	$206.2	$212.0
Actual Gain (Loss) on Plan Assets	2.2	21.7	(2.6)	6.0
Company Contributions	7.7	6.6	—	—
Participant Contributions	—	—	4.3	5.6
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Fair Value of Plan Assets as of December 31,	$472.1	$498.5	$191.6	$206.2

Funded (Underfunded) Status as of December 31,	$(25.4)	$(27.8)	$23.0	$41.5

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$285.4	$260.7	$76.7	$77.8
Service Cost	6.4	5.2	0.7	0.8
Interest Cost	10.9	12.1	3.0	3.6
Actuarial (Gain) Loss	(17.9)	25.7	2.4	(1.0)
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Participant Contributions	—	—	1.9	2.3
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$265.4	$285.4	$77.7	$76.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$275.5	$264.6	$96.0	$96.3
Actual Gain (Loss) on Plan Assets	0.1	24.6	(2.5)	4.7
Company Contributions	5.9	4.6	—	—
Participant Contributions	—	—	1.9	2.3
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Fair Value of Plan Assets as of December 31,	$262.1	$275.5	$88.3	$96.0

Funded (Underfunded) Status as of December 31,	$(3.3)	$(9.9)	$10.6	$19.3

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$298.2	$270.6	$85.0	$87.0
Service Cost	8.3	6.6	0.8	1.0
Interest Cost	11.8	12.7	3.4	4.0
Actuarial (Gain) Loss	(16.2)	27.5	2.1	(2.3)
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Participant Contributions	—	—	2.1	2.5
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$282.8	$298.2	$86.1	$85.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$290.2	$279.0	$106.4	$107.7
Actual Gain (Loss) on Plan Assets	1.6	26.5	(3.3)	3.9
Company Contributions	8.1	3.9	—	—
Participant Contributions	—	—	2.1	2.5
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Fair Value of Plan Assets as of December 31,	$280.6	$290.2	$97.8	$106.4

Funded (Underfunded) Status as of December 31,	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Recognized on the Balance Sheets as of December 31, 2015 and 2014

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$185.8	$336.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(6.3)	(6.2)	(3.3)	(3.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(219.0)	(251.2)	(55.7)	(78.2)
Funded (Underfunded) Status	$(225.3)	$(257.4)	$126.8	$254.9

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$30.8	$56.5
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.6)	(2.9)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(50.2)	(60.5)	(33.7)	(40.1)
Funded (Underfunded) Status	$(50.2)	$(60.5)	$(5.5)	$13.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$22.7	$40.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(21.5)	(26.2)	—	—
Funded (Underfunded) Status	$(21.5)	$(26.2)	$22.7	$40.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$23.0	$41.5
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(25.4)	(27.8)	—	—
Funded (Underfunded) Status	$(25.4)	$(27.8)	$23.0	$41.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2015	2014	2015	2014
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$—	$10.6	$19.3
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(3.1)	(9.7)	—	—
Funded (Underfunded) Status	$(3.3)	$(9.9)	$10.6	$19.3

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$11.7	$21.4
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(7.9)	—	—
Funded (Underfunded) Status	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Included in AOCI and Regulatory Assets as of December 31, 2015 and 2014

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$1,546.1	$1,611.4	$577.4	$419.9
Prior Service Cost (Credit)	3.3	5.5	(554.4)	(623.5)

Recorded as
Regulatory Assets	$1,385.2	$1,418.3	$15.1	$(148.5)
Deferred Income Taxes	57.5	69.5	2.8	(19.3)
Net of Tax AOCI	106.7	129.1	5.1	(35.8)

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$220.8	$235.0	$86.9	$65.8
Prior Service Cost (Credit)	0.3	0.5	(80.6)	(90.6)

Recorded as
Regulatory Assets	$218.3	$232.8	$(0.7)	$(20.3)
Deferred Income Taxes	1.0	0.9	2.4	(1.6)
Net of Tax AOCI	1.8	1.8	4.6	(2.9)

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$130.0	$137.9	$77.1	$54.4
Prior Service Cost (Credit)	0.3	0.5	(75.7)	(85.1)

Recorded as
Regulatory Assets	$125.3	$134.1	$1.1	$(26.3)
Deferred Income Taxes	1.8	1.5	0.1	(1.5)
Net of Tax AOCI	3.2	2.8	0.2	(2.9)

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$222.0	$226.7	$52.6	$30.7
Prior Service Cost (Credit)	0.2	0.4	(55.4)	(62.4)

Recorded as
Regulatory Assets	$222.2	$227.1	$(2.8)	$(31.7)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$94.1	$102.7	$35.2	$25.3
Prior Service Cost (Credit)	0.3	0.5	(34.5)	(38.8)

Recorded as
Regulatory Assets	$94.4	$103.2	$0.7	$(13.5)

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$97.1	$104.9	$43.3	$32.4
Prior Service Cost (Credit)	0.4	0.7	(41.6)	(46.8)

Recorded as
Regulatory Assets	$97.5	$105.6	$1.2	$(8.9)
Deferred Income Taxes	—	—	0.2	(1.9)
Net of Tax AOCI	—	—	0.3	(3.6)

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant during the years ended December 31, 2015 and 2014 are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$41.8	$174.4	$176.3	$14.0
Amortization of Actuarial Loss	(107.1)	(124.0)	(18.8)	(22.1)
Amortization of Prior Service Credit (Cost)	(2.2)	(2.5)	69.1	69.0
Change for the Year Ended December 31,	$(67.5)	$47.9	$226.6	$60.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(0.3)	$31.6	$24.7	$(2.3)
Amortization of Actuarial Loss	(13.9)	(16.6)	(3.6)	(4.6)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	10.0	10.1
Change for the Year Ended December 31,	$(14.4)	$14.8	$31.1	$3.2

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$4.7	$14.2	$24.7	$1.9
Amortization of Actuarial Loss	(12.6)	(14.6)	(2.0)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$(8.1)	$(0.6)	$32.1	$8.9

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$5.8	$11.5	$24.0	$3.3
Amortization of Actuarial Loss	(10.5)	(12.4)	(2.1)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	7.0	6.9
Change for the Year Ended December 31,	$(4.9)	$(1.1)	$28.9	$7.8

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(2.9)	$15.7	$10.9	$0.6
Amortization of Actuarial Loss	(5.7)	(6.7)	(1.0)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.3)	4.3	4.3
Change for the Year Ended December 31,	$(8.8)	$8.7	$14.2	$3.8

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(1.8)	$16.5	$12.0	$0.8
Amortization of Actuarial Loss	(6.0)	(7.1)	(1.1)	(1.2)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.2	5.2
Change for the Year Ended December 31,	$(8.1)	$9.1	$16.1	$4.8
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries as of December 31, 2015 and 2014 using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
Company	2015	2014	2015	2014
APCo	12.7%	12.9%	16.3%	16.6%
I&M	12.0%	11.9%	12.0%	11.9%
OPCo	9.9%	10.0%	12.1%	12.2%
PSO	5.5%	5.5%	5.6%	5.7%
SWEPCo	5.9%	5.8%	6.2%	6.3%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trust – Global	—	369.7	—	—	369.7	7.8%
Common Collective Trust – International	—	16.1	—	—	16.1	0.3%
Subtotal – Equities	722.0	401.4	—	—	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt	—	34.2	—	—	34.2	0.7%
United States Government and Agency Securities	—	421.9	—	—	421.9	8.9%
Corporate Debt	—	1,983.2	—	—	1,983.2	41.6%
Foreign Debt	—	421.4	0.1	—	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed	—	23.4	—	—	23.4	0.5%
Subtotal – Fixed Income	—	2,896.9	0.1	—	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents	—	48.6	—	—	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,609.9	$674.5	$(238.8)	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trust – Global	—	19.0	—	—	19.0	1.2%
Common Collective Trust – International	—	12.6	—	—	12.6	0.8%
Subtotal – Equities	949.4	47.2	—	—	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt	—	100.9	—	—	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	310.3	—	—	310.3	19.6%

Trust Owned Life Insurance:
International Equities	—	28.3	—	—	28.3	1.8%
United States Bonds	—	184.3	—	—	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	212.6	—	—	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$577.3	$—	$5.8	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$588.6	$—	$—	$—	$588.6	11.9%
International	502.2	—	—	—	502.2	10.1%
Options	—	14.1	—	—	14.1	0.3%
Real Estate Investment Trusts	54.3	—	—	—	54.3	1.1%
Common Collective Trust – Global	—	377.0	—	—	377.0	7.6%
Common Collective Trust – International	—	18.5	—	—	18.5	0.4%
Subtotal – Equities	1,145.1	409.6	—	—	1,554.7	31.4%

Fixed Income:
Common Collective Trust – Debt	—	30.2	—	—	30.2	0.6%
United States Government and Agency Securities	—	449.8	—	—	449.8	9.0%
Corporate Debt	—	1,799.5	—	—	1,799.5	36.2%
Foreign Debt	—	400.5	0.1	—	400.6	8.1%
State and Local Government	—	14.9	—	—	14.9	0.3%
Other – Asset Backed	—	29.1	—	—	29.1	0.6%
Subtotal – Fixed Income	—	2,724.0	0.1	—	2,724.1	54.8%

Infrastructure	—	—	12.5	—	12.5	0.3%
Real Estate	—	—	235.8	—	235.8	4.7%
Alternative Investments	—	—	378.9	—	378.9	7.6%
Securities Lending	—	219.8	—	—	219.8	4.4%
Securities Lending Collateral (a)	—	—	—	(221.5)	(221.5)	(4.5)%
Cash and Cash Equivalents	—	53.3	—	—	53.3	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	9.9	9.9	0.2%

Total	$1,145.1	$3,406.7	$627.3	$(211.6)	$4,967.5	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2014	$0.1	$—	$238.2	$329.6	$567.9
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(0.3)	5.5	32.0	37.2
Relating to Assets Sold During the Period	—	0.1	19.0	15.8	34.9
Purchases and Sales	—	12.7	(26.9)	1.5	(12.7)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2014	$0.1	$12.5	$235.8	$378.9	$627.3

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$466.1	$—	$—	$—	$466.1	27.5%
International	566.6	—	—	—	566.6	33.5%
Options	—	16.4	—	—	16.4	1.0%
Common Collective Trust – Global	—	29.6	—	—	29.6	1.8%
Subtotal – Equities	1,032.7	46.0	—	—	1,078.7	63.8%

Fixed Income:
Common Collective Trust – Debt	—	103.7	—	—	103.7	6.1%
United States Government and Agency Securities	—	71.1	—	—	71.1	4.2%
Corporate Debt	—	125.5	—	—	125.5	7.4%
Foreign Debt	—	21.3	—	—	21.3	1.3%
State and Local Government	—	5.9	—	—	5.9	0.3%
Other – Asset Backed	—	4.9	—	—	4.9	0.3%
Subtotal – Fixed Income	—	332.4	—	—	332.4	19.6%

Trust Owned Life Insurance:
International Equities	—	10.3	—	—	10.3	0.6%
United States Bonds	—	212.1	—	—	212.1	12.5%
Subtotal – Trust Owned Life Insurance	—	222.4	—	—	222.4	13.1%

Cash and Cash Equivalents	46.8	9.6	—	—	56.4	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	4.0	4.0	0.2%

Total	$1,079.5	$610.4	$—	$4.0	$1,693.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2015 and 2014 were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2016:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans for the years ended December 31, 2015, 2014 and 2013:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$93.5	$71.9	$69.2	$12.2	$14.2	$22.9
Interest Cost	205.3	221.0	202.8	56.8	67.2	70.8
Expected Return on Plan Assets	(274.8)	(261.6)	(277.8)	(111.0)	(111.3)	(106.6)
Amortization of Prior Service Cost (Credit)	2.2	2.5	2.8	(69.1)	(69.0)	(69.0)
Amortization of Net Actuarial Loss	107.1	124.0	183.1	18.8	22.1	64.7
Net Periodic Benefit Cost (Credit)	133.3	157.8	180.1	(92.3)	(76.8)	(17.2)
Capitalized Portion	(48.4)	(52.2)	(56.4)	33.5	25.3	5.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$84.9	$105.6	$123.7	$(58.8)	$(51.5)	$(11.8)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.7	$7.0	$6.2	$1.1	$1.4	$2.6
Interest Cost	26.7	29.6	27.7	10.3	12.8	13.5
Expected Return on Plan Assets	(35.0)	(33.9)	(37.1)	(18.1)	(18.5)	(18.1)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(10.0)	(10.1)	(10.1)
Amortization of Net Actuarial Loss	13.9	16.6	25.0	3.6	4.6	12.2
Net Periodic Benefit Cost (Credit)	14.5	19.5	22.0	(13.1)	(9.8)	0.1
Capitalized Portion	(5.5)	(6.8)	(7.5)	5.0	3.4	(0.1)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$9.0	$12.7	$14.5	$(8.1)	$(6.4)	$—

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$12.9	$10.0	$8.7	$1.6	$1.9	$3.2
Interest Cost	24.5	26.3	24.1	6.4	7.6	8.2
Expected Return on Plan Assets	(32.6)	(31.0)	(32.8)	(13.2)	(13.4)	(13.2)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	12.6	14.6	21.7	2.0	2.4	7.5
Net Periodic Benefit Cost (Credit)	17.6	20.1	21.9	(12.6)	(10.9)	(3.7)
Capitalized Portion	(4.0)	(4.6)	(4.6)	2.9	2.5	0.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$13.6	$15.5	$17.3	$(9.7)	$(8.4)	$(2.9)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.7	$5.2	$5.3	$0.9	$1.0	$2.9
Interest Cost	20.3	22.1	21.9	6.4	7.6	9.5
Expected Return on Plan Assets	(27.5)	(26.5)	(29.9)	(13.4)	(13.5)	(13.5)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(7.0)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	10.5	12.4	19.8	2.1	2.4	8.6
Net Periodic Benefit Cost (Credit)	10.2	13.4	17.3	(11.0)	(9.4)	0.6
Capitalized Portion	(4.8)	(5.5)	(6.2)	5.2	3.8	(0.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.4	$7.9	$11.1	$(5.8)	$(5.6)	$0.4

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.4	$5.2	$5.6	$0.7	$0.8	$1.4
Interest Cost	10.9	12.1	11.0	3.0	3.6	3.8
Expected Return on Plan Assets	(15.1)	(14.6)	(15.7)	(6.3)	(6.3)	(6.1)
Amortization of Prior Service Cost (Credit)	0.2	0.3	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	5.7	6.7	9.8	1.0	1.1	3.5
Net Periodic Benefit Cost (Credit)	8.1	9.7	11.0	(5.9)	(5.1)	(1.7)
Capitalized Portion	(2.8)	(3.3)	(3.4)	2.0	1.7	0.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.3	$6.4	$7.6	$(3.9)	$(3.4)	$(1.2)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.3	$6.6	$7.0	$0.8	$1.0	$1.7
Interest Cost	11.8	12.7	11.5	3.4	4.0	4.3
Expected Return on Plan Assets	(16.0)	(15.4)	(16.5)	(6.9)	(7.0)	(6.9)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.2)	(5.2)	(5.1)
Amortization of Net Actuarial Loss	6.0	7.1	10.2	1.1	1.2	3.9
Net Periodic Benefit Cost (Credit)	10.4	11.3	12.5	(6.8)	(6.0)	(2.1)
Capitalized Portion	(3.2)	(3.4)	(3.5)	2.1	1.8	0.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7.2	$7.9	$9.0	$(4.7)	$(4.2)	$(1.5)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2016 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

UMWA Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by an employer may result in other employers bearing a greater amount of the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan year ending June 30, 2015 and in Critical Status for the plan year ending June 30, 2014, without utilization of extended amortization provisions.  The Plan adopted a Rehabilitation Plan in February 2015, as required under the PPA. The prior funding improvement plan is no longer in effect.

Contributions to the UMWA pension plan in 2015, 2014 and 2013 were made under a collective bargaining agreement that is set to expire December 31, 2017. AEP contributed immaterial amounts that represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2015, 2014 and 2013.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. Beginning July 2015, the surcharge on contributions was increased to 10%.  Under the terms of the UMWA pension plan, contributions will be required to continue beyond the expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined by reference to the National Bituminous Coal Wage Agreement between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the plan to retrofit the Rockport Plant with dry sorbent injection technology to meet environmental emission control requirements and the timing of the closure of Cook Coal Terminal expected to be in or after 2025, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is based on the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2015 and 2014, the liability balance was $31 million and $40 million, respectively. AEP also records a related UMWA pension withdrawal regulatory asset on the balance sheet which is being recovered through billings for transloading services and should be fully collected before the planned closure. As of December 31, 2015 and 2014, the regulatory asset balance was $14 million and $25 million, respectively.

Southwestern Electric Power Co [Member]
Benefit Plans
BENEFIT PLANS

The disclosures in this note apply to all Registrants unless indicated otherwise.

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Fair Value Measurements of Assets and Liabilities” and “Investments Held in Trust for Future Liabilities” sections of Note 1.

AEP sponsors a qualified pension plan and two unfunded nonqualified pension plans.  Substantially all AEP employees are covered by the qualified plan or both the qualified and a nonqualified pension plan.  AEP also sponsors OPEB plans to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries’ participation in AEP’s benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same.  This section details the assumptions that apply to all Registrants and the rate of compensation increase for each Registrant.

The Registrants recognize the funded status associated with defined benefit pension and OPEB plans in the balance sheets.  Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance.  The Registrants recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  The Registrants record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery.  The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrants’ benefit obligations are shown in the following tables:

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2015	2014	2015	2014
Discount Rate	4.30%	4.00%	4.30%	4.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014
AEP	4.80%	4.80%
APCo	4.45%	4.45%
I&M	4.75%	4.80%
OPCo	4.85%	4.80%
PSO	4.85%	4.80%
SWEPCo	4.80%	4.80%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans.  A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability.  The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.  The discount rate is the same for each Registrant.

For 2015, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 12% per year, with the average increase shown in the table above.  The compensation increase rates reflect variations in each Registrants’ population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrants’ benefit costs are shown in the following tables:

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2015	2014	2013	2015	2014	2013
Discount Rate	4.00%	4.70%	3.95%	4.00%	4.70%	3.95%
Expected Return on Plan Assets	6.00%	6.00%	6.50%	6.75%	6.75%	7.00%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2015	2014	2013
AEP	4.80%	4.85%	4.95%
APCo	4.45%	4.60%	4.70%
I&M	4.80%	4.90%	5.00%
OPCo	4.80%	5.00%	5.00%
PSO	4.80%	4.90%	4.90%
SWEPCo	4.80%	4.85%	4.75%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.  The expected return on plan assets is the same for each Registrant.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2015	2014
Initial	6.25%	6.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans.  A 1% change in assumed health care cost trend rates would have the following effects:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$3.7	$0.8	$0.3	$0.3	$0.1	$0.2
1% Decrease	(3.0)	(0.6)	(0.3)	(0.2)	(0.1)	(0.1)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$70.5	$15.2	$6.8	$6.9	$3.2	$3.5
1% Decrease	(57.4)	(12.3)	(5.6)	(5.7)	(2.6)	(2.9)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets.  The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits.  The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment.  Management monitors the plans to control security diversification and ensure compliance with the investment policy.  As of December 31, 2015, the assets were invested in compliance with all investment limits.  See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2015 and 2014

The following tables provide a reconciliation of the changes in the plans’ benefit obligations, fair value of plan assets and funded status as of December 31.  The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$5,224.9	$4,841.7	$1,439.0	$1,455.5
Service Cost	93.5	71.9	12.2	14.2
Interest Cost	205.3	221.0	56.8	67.2
Actuarial (Gain) Loss	(200.6)	387.0	37.2	(14.4)
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Participant Contributions	—	—	33.3	41.9
Medicare Subsidy	—	—	0.8	8.3
Benefit Obligation as of December 31,	$4,992.9	$5,224.9	$1,450.6	$1,439.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,967.5	$4,711.2	$1,693.9	$1,698.7
Actual Gain (Loss) on Plan Assets	32.4	474.2	(34.0)	82.7
Company Contributions	97.9	78.8	12.9	4.3
Participant Contributions	—	—	33.3	41.9
Benefit Payments	(330.2)	(296.7)	(128.7)	(133.7)
Fair Value of Plan Assets as of December 31,	$4,767.6	$4,967.5	$1,577.4	$1,693.9

Funded (Underfunded) Status as of December 31,	$(225.3)	$(257.4)	$126.8	$254.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$702.8	$663.2	$267.1	$279.9
Service Cost	8.7	7.0	1.1	1.4
Interest Cost	26.7	29.6	10.3	12.8
Actuarial (Gain) Loss	(41.4)	41.7	2.5	(9.0)
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Participant Contributions	—	—	5.7	7.2
Medicare Subsidy	—	—	0.2	1.4
Benefit Obligation as of December 31,	$653.4	$702.8	$262.2	$267.1

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$642.3	$628.0	$280.6	$284.8
Actual Gain (Loss) on Plan Assets	(5.7)	44.0	(7.7)	11.8
Company Contributions	10.0	9.0	2.8	3.4
Participant Contributions	—	—	5.7	7.2
Benefit Payments	(43.4)	(38.7)	(24.7)	(26.6)
Fair Value of Plan Assets as of December 31,	$603.2	$642.3	$256.7	$280.6

Funded (Underfunded) Status as of December 31,	$(50.2)	$(60.5)	$(5.5)	$13.5

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$617.9	$574.7	$161.7	$166.5
Service Cost	12.9	10.0	1.6	1.9
Interest Cost	24.5	26.3	6.4	7.6
Actuarial (Gain) Loss	(28.4)	38.5	7.7	(4.9)
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Participant Contributions	—	—	4.0	5.2
Medicare Subsidy	—	—	0.1	1.1
Benefit Obligation as of December 31,	$591.5	$617.9	$166.3	$161.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$591.7	$559.1	$202.4	$206.2
Actual Gain (Loss) on Plan Assets	(0.9)	55.3	(2.3)	6.6
Company Contributions	14.6	8.9	0.1	0.1
Participant Contributions	—	—	4.0	5.2
Benefit Payments	(35.4)	(31.6)	(15.2)	(15.7)
Fair Value of Plan Assets as of December 31,	$570.0	$591.7	$189.0	$202.4

Funded (Underfunded) Status as of December 31,	$(21.5)	$(26.2)	$22.7	$40.7

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$526.3	$523.6	$164.7	$171.2
Service Cost	6.7	5.2	0.9	1.0
Interest Cost	20.3	22.1	6.4	7.6
Actuarial (Gain) Loss	(19.5)	6.8	8.7	(4.3)
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Participant Contributions	—	—	4.3	5.6
Medicare Subsidy	—	—	(0.1)	1.0
Benefit Obligation as of December 31,	$497.5	$526.3	$168.6	$164.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$498.5	$501.6	$206.2	$212.0
Actual Gain (Loss) on Plan Assets	2.2	21.7	(2.6)	6.0
Company Contributions	7.7	6.6	—	—
Participant Contributions	—	—	4.3	5.6
Benefit Payments	(36.3)	(31.4)	(16.3)	(17.4)
Fair Value of Plan Assets as of December 31,	$472.1	$498.5	$191.6	$206.2

Funded (Underfunded) Status as of December 31,	$(25.4)	$(27.8)	$23.0	$41.5

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$285.4	$260.7	$76.7	$77.8
Service Cost	6.4	5.2	0.7	0.8
Interest Cost	10.9	12.1	3.0	3.6
Actuarial (Gain) Loss	(17.9)	25.7	2.4	(1.0)
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Participant Contributions	—	—	1.9	2.3
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$265.4	$285.4	$77.7	$76.7

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$275.5	$264.6	$96.0	$96.3
Actual Gain (Loss) on Plan Assets	0.1	24.6	(2.5)	4.7
Company Contributions	5.9	4.6	—	—
Participant Contributions	—	—	1.9	2.3
Benefit Payments	(19.4)	(18.3)	(7.1)	(7.3)
Fair Value of Plan Assets as of December 31,	$262.1	$275.5	$88.3	$96.0

Funded (Underfunded) Status as of December 31,	$(3.3)	$(9.9)	$10.6	$19.3

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$298.2	$270.6	$85.0	$87.0
Service Cost	8.3	6.6	0.8	1.0
Interest Cost	11.8	12.7	3.4	4.0
Actuarial (Gain) Loss	(16.2)	27.5	2.1	(2.3)
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Participant Contributions	—	—	2.1	2.5
Medicare Subsidy	—	—	0.1	0.5
Benefit Obligation as of December 31,	$282.8	$298.2	$86.1	$85.0

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$290.2	$279.0	$106.4	$107.7
Actual Gain (Loss) on Plan Assets	1.6	26.5	(3.3)	3.9
Company Contributions	8.1	3.9	—	—
Participant Contributions	—	—	2.1	2.5
Benefit Payments	(19.3)	(19.2)	(7.4)	(7.7)
Fair Value of Plan Assets as of December 31,	$280.6	$290.2	$97.8	$106.4

Funded (Underfunded) Status as of December 31,	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Recognized on the Balance Sheets as of December 31, 2015 and 2014

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
AEP	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$185.8	$336.7
Other Current Liabilities – Accrued Short-term Benefit Liability	(6.3)	(6.2)	(3.3)	(3.6)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(219.0)	(251.2)	(55.7)	(78.2)
Funded (Underfunded) Status	$(225.3)	$(257.4)	$126.8	$254.9

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$30.8	$56.5
Other Current Liabilities – Accrued Short-term Benefit Liability	—	—	(2.6)	(2.9)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(50.2)	(60.5)	(33.7)	(40.1)
Funded (Underfunded) Status	$(50.2)	$(60.5)	$(5.5)	$13.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$22.7	$40.7
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(21.5)	(26.2)	—	—
Funded (Underfunded) Status	$(21.5)	$(26.2)	$22.7	$40.7

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$23.0	$41.5
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(25.4)	(27.8)	—	—
Funded (Underfunded) Status	$(25.4)	$(27.8)	$23.0	$41.5

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2015	2014	2015	2014
	(in millions)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$—	$10.6	$19.3
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.2)	(0.2)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(3.1)	(9.7)	—	—
Funded (Underfunded) Status	$(3.3)	$(9.9)	$10.6	$19.3

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2015	2014	2015	2014
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$11.7	$21.4
Other Current Liabilities – Accrued Short-term Benefit Liability	(0.1)	(0.1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(2.1)	(7.9)	—	—
Funded (Underfunded) Status	$(2.2)	$(8.0)	$11.7	$21.4

Amounts Included in AOCI and Regulatory Assets as of December 31, 2015 and 2014

AEP	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$1,546.1	$1,611.4	$577.4	$419.9
Prior Service Cost (Credit)	3.3	5.5	(554.4)	(623.5)

Recorded as
Regulatory Assets	$1,385.2	$1,418.3	$15.1	$(148.5)
Deferred Income Taxes	57.5	69.5	2.8	(19.3)
Net of Tax AOCI	106.7	129.1	5.1	(35.8)

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$220.8	$235.0	$86.9	$65.8
Prior Service Cost (Credit)	0.3	0.5	(80.6)	(90.6)

Recorded as
Regulatory Assets	$218.3	$232.8	$(0.7)	$(20.3)
Deferred Income Taxes	1.0	0.9	2.4	(1.6)
Net of Tax AOCI	1.8	1.8	4.6	(2.9)

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$130.0	$137.9	$77.1	$54.4
Prior Service Cost (Credit)	0.3	0.5	(75.7)	(85.1)

Recorded as
Regulatory Assets	$125.3	$134.1	$1.1	$(26.3)
Deferred Income Taxes	1.8	1.5	0.1	(1.5)
Net of Tax AOCI	3.2	2.8	0.2	(2.9)

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$222.0	$226.7	$52.6	$30.7
Prior Service Cost (Credit)	0.2	0.4	(55.4)	(62.4)

Recorded as
Regulatory Assets	$222.2	$227.1	$(2.8)	$(31.7)

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$94.1	$102.7	$35.2	$25.3
Prior Service Cost (Credit)	0.3	0.5	(34.5)	(38.8)

Recorded as
Regulatory Assets	$94.4	$103.2	$0.7	$(13.5)

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2015	2014	2015	2014
Components	(in millions)
Net Actuarial Loss	$97.1	$104.9	$43.3	$32.4
Prior Service Cost (Credit)	0.4	0.7	(41.6)	(46.8)

Recorded as
Regulatory Assets	$97.5	$105.6	$1.2	$(8.9)
Deferred Income Taxes	—	—	0.2	(1.9)
Net of Tax AOCI	—	—	0.3	(3.6)

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant during the years ended December 31, 2015 and 2014 are as follows:

AEP	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$41.8	$174.4	$176.3	$14.0
Amortization of Actuarial Loss	(107.1)	(124.0)	(18.8)	(22.1)
Amortization of Prior Service Credit (Cost)	(2.2)	(2.5)	69.1	69.0
Change for the Year Ended December 31,	$(67.5)	$47.9	$226.6	$60.9

APCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(0.3)	$31.6	$24.7	$(2.3)
Amortization of Actuarial Loss	(13.9)	(16.6)	(3.6)	(4.6)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	10.0	10.1
Change for the Year Ended December 31,	$(14.4)	$14.8	$31.1	$3.2

I&M	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$4.7	$14.2	$24.7	$1.9
Amortization of Actuarial Loss	(12.6)	(14.6)	(2.0)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	9.4	9.4
Change for the Year Ended December 31,	$(8.1)	$(0.6)	$32.1	$8.9

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial Loss During the Year	$5.8	$11.5	$24.0	$3.3
Amortization of Actuarial Loss	(10.5)	(12.4)	(2.1)	(2.4)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.2)	7.0	6.9
Change for the Year Ended December 31,	$(4.9)	$(1.1)	$28.9	$7.8

PSO	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(2.9)	$15.7	$10.9	$0.6
Amortization of Actuarial Loss	(5.7)	(6.7)	(1.0)	(1.1)
Amortization of Prior Service Credit (Cost)	(0.2)	(0.3)	4.3	4.3
Change for the Year Ended December 31,	$(8.8)	$8.7	$14.2	$3.8

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2015	2014	2015	2014
Components	(in millions)
Actuarial (Gain) Loss During the Year	$(1.8)	$16.5	$12.0	$0.8
Amortization of Actuarial Loss	(6.0)	(7.1)	(1.1)	(1.2)
Amortization of Prior Service Credit (Cost)	(0.3)	(0.3)	5.2	5.2
Change for the Year Ended December 31,	$(8.1)	$9.1	$16.1	$4.8
Pension and Other Postretirement Benefits Plans’ Assets

The fair value tables within Pension and Other Postretirement Benefits Plans’ Assets present the classification of assets for AEP within the fair value hierarchy. All Level 1, 2, 3 and Other amounts can be allocated to the Registrant Subsidiaries as of December 31, 2015 and 2014 using the percentages in the table below:

	Pension Plan		Other Postretirement Benefit Plans
Company	2015	2014	2015	2014
APCo	12.7%	12.9%	16.3%	16.6%
I&M	12.0%	11.9%	12.0%	11.9%
OPCo	9.9%	10.0%	12.1%	12.2%
PSO	5.5%	5.5%	5.6%	5.7%
SWEPCo	5.9%	5.8%	6.2%	6.3%

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$315.7	$—	$—	$—	$315.7	6.6%
International	402.3	—	—	—	402.3	8.4%
Options	—	15.6	—	—	15.6	0.3%
Real Estate Investment Trusts	4.0	—	—	—	4.0	0.1%
Common Collective Trust – Global	—	369.7	—	—	369.7	7.8%
Common Collective Trust – International	—	16.1	—	—	16.1	0.3%
Subtotal – Equities	722.0	401.4	—	—	1,123.4	23.5%

Fixed Income:
Common Collective Trust – Debt	—	34.2	—	—	34.2	0.7%
United States Government and Agency Securities	—	421.9	—	—	421.9	8.9%
Corporate Debt	—	1,983.2	—	—	1,983.2	41.6%
Foreign Debt	—	421.4	0.1	—	421.5	8.8%
State and Local Government	—	12.8	—	—	12.8	0.3%
Other – Asset Backed	—	23.4	—	—	23.4	0.5%
Subtotal – Fixed Income	—	2,896.9	0.1	—	2,897.0	60.8%

Infrastructure	—	—	42.0	—	42.0	0.9%
Real Estate	—	—	253.7	—	253.7	5.3%
Alternative Investments	—	—	378.7	—	378.7	8.0%
Securities Lending	—	263.0	—	—	263.0	5.5%
Securities Lending Collateral (a)	—	—	—	(264.7)	(264.7)	(5.5)%
Cash and Cash Equivalents	—	48.6	—	—	48.6	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	25.9	25.9	0.5%

Total	$722.0	$3,609.9	$674.5	$(238.8)	$4,767.6	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2015	$0.1	$12.5	$235.8	$378.9	$627.3
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(3.6)	12.5	(25.9)	(17.0)
Relating to Assets Sold During the Period	—	0.3	23.8	37.6	61.7
Purchases and Sales	—	32.8	(18.4)	(11.9)	2.5
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2015	$0.1	$42.0	$253.7	$378.7	$674.5

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2015:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$465.1	$—	$—	$—	$465.1	29.5%
International	484.3	—	—	—	484.3	30.7%
Options	—	15.6	—	—	15.6	1.0%
Common Collective Trust – Global	—	19.0	—	—	19.0	1.2%
Common Collective Trust – International	—	12.6	—	—	12.6	0.8%
Subtotal – Equities	949.4	47.2	—	—	996.6	63.2%

Fixed Income:
Common Collective Trust – Debt	—	100.9	—	—	100.9	6.4%
United States Government and Agency Securities	—	58.4	—	—	58.4	3.7%
Corporate Debt	—	117.7	—	—	117.7	7.4%
Foreign Debt	—	20.7	—	—	20.7	1.3%
State and Local Government	—	4.2	—	—	4.2	0.3%
Other – Asset Backed	—	8.4	—	—	8.4	0.5%
Subtotal – Fixed Income	—	310.3	—	—	310.3	19.6%

Trust Owned Life Insurance:
International Equities	—	28.3	—	—	28.3	1.8%
United States Bonds	—	184.3	—	—	184.3	11.7%
Subtotal – Trust Owned Life Insurance	—	212.6	—	—	212.6	13.5%

Cash and Cash Equivalents	44.9	7.2	—	—	52.1	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5.8	5.8	0.4%

Total	$994.3	$577.3	$—	$5.8	$1,577.4	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table presents the classification of pension plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$588.6	$—	$—	$—	$588.6	11.9%
International	502.2	—	—	—	502.2	10.1%
Options	—	14.1	—	—	14.1	0.3%
Real Estate Investment Trusts	54.3	—	—	—	54.3	1.1%
Common Collective Trust – Global	—	377.0	—	—	377.0	7.6%
Common Collective Trust – International	—	18.5	—	—	18.5	0.4%
Subtotal – Equities	1,145.1	409.6	—	—	1,554.7	31.4%

Fixed Income:
Common Collective Trust – Debt	—	30.2	—	—	30.2	0.6%
United States Government and Agency Securities	—	449.8	—	—	449.8	9.0%
Corporate Debt	—	1,799.5	—	—	1,799.5	36.2%
Foreign Debt	—	400.5	0.1	—	400.6	8.1%
State and Local Government	—	14.9	—	—	14.9	0.3%
Other – Asset Backed	—	29.1	—	—	29.1	0.6%
Subtotal – Fixed Income	—	2,724.0	0.1	—	2,724.1	54.8%

Infrastructure	—	—	12.5	—	12.5	0.3%
Real Estate	—	—	235.8	—	235.8	4.7%
Alternative Investments	—	—	378.9	—	378.9	7.6%
Securities Lending	—	219.8	—	—	219.8	4.4%
Securities Lending Collateral (a)	—	—	—	(221.5)	(221.5)	(4.5)%
Cash and Cash Equivalents	—	53.3	—	—	53.3	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	9.9	9.9	0.2%

Total	$1,145.1	$3,406.7	$627.3	$(211.6)	$4,967.5	100.0%

(a)	Amounts in “Other” column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of AEP’s assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Foreign Debt	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2014	$0.1	$—	$238.2	$329.6	$567.9
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	(0.3)	5.5	32.0	37.2
Relating to Assets Sold During the Period	—	0.1	19.0	15.8	34.9
Purchases and Sales	—	12.7	(26.9)	1.5	(12.7)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance as of December 31, 2014	$0.1	$12.5	$235.8	$378.9	$627.3

The following table presents the classification of OPEB plan assets for AEP within the fair value hierarchy as of December 31, 2014:

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$466.1	$—	$—	$—	$466.1	27.5%
International	566.6	—	—	—	566.6	33.5%
Options	—	16.4	—	—	16.4	1.0%
Common Collective Trust – Global	—	29.6	—	—	29.6	1.8%
Subtotal – Equities	1,032.7	46.0	—	—	1,078.7	63.8%

Fixed Income:
Common Collective Trust – Debt	—	103.7	—	—	103.7	6.1%
United States Government and Agency Securities	—	71.1	—	—	71.1	4.2%
Corporate Debt	—	125.5	—	—	125.5	7.4%
Foreign Debt	—	21.3	—	—	21.3	1.3%
State and Local Government	—	5.9	—	—	5.9	0.3%
Other – Asset Backed	—	4.9	—	—	4.9	0.3%
Subtotal – Fixed Income	—	332.4	—	—	332.4	19.6%

Trust Owned Life Insurance:
International Equities	—	10.3	—	—	10.3	0.6%
United States Bonds	—	212.1	—	—	212.1	12.5%
Subtotal – Trust Owned Life Insurance	—	222.4	—	—	222.4	13.1%

Cash and Cash Equivalents	46.8	9.6	—	—	56.4	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	4.0	4.0	0.2%

Total	$1,079.5	$610.4	$—	$4.0	$1,693.9	100.0%

(a)	Amounts in “Other” column primarily represent accrued interest, dividend receivables and transactions pending settlement.
Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility.  This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur.  Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

The accumulated benefit obligation for the pension plans is as follows:

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,757.1	$641.4	$571.3	$484.1	$252.0	$267.7
Nonqualified Pension Plans	75.6	0.5	0.4	0.1	2.4	1.6
Total as of December 31, 2015	$4,832.7	$641.9	$571.7	$484.2	$254.4	$269.3

Accumulated Benefit Obligation	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Qualified Pension Plan	$4,982.0	$688.6	$598.2	$512.4	$270.0	$281.2
Nonqualified Pension Plans	76.0	0.5	0.5	0.1	2.8	1.8
Total as of December 31, 2014	$5,058.0	$689.1	$598.7	$512.5	$272.8	$283.0

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2015 and 2014 were as follows:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$4,992.9	$653.4	$591.5	$497.5	$2.6	$1.7

Accumulated Benefit Obligation	$4,832.7	$641.9	$571.7	$484.2	$2.4	$1.6
Fair Value of Plan Assets	4,767.6	603.2	570.0	472.1	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2015	$(65.1)	$(38.7)	$(1.7)	$(12.1)	$(2.4)	$(1.6)

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Projected Benefit Obligation	$5,224.9	$702.8	$617.9	$526.3	$2.8	$1.8

Accumulated Benefit Obligation	$5,058.0	$689.1	$598.7	$512.5	$2.8	$1.8
Fair Value of Plan Assets	4,967.5	642.3	591.7	498.5	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(90.5)	$(46.8)	$(7.0)	$(14.0)	$(2.8)	$(1.8)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits.  For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan.   For OPEB plans, expected payments include the payment of unfunded benefits.  The following table provides the estimated contributions and payments by Registrant for 2016:

Company	Pension Plans	Other Postretirement Benefit Plans
	(in millions)
AEP	$95.6	$6.0
APCo	10.7	2.6
I&M	13.1	—
OPCo	7.5	—
PSO	5.7	—
SWEPCo	6.9	—

The tables below reflect the total benefits expected to be paid from the plan or from the Registrants’ assets.  The payments include the participants’ contributions to the plan for their share of the cost.  Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results.  The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$324.0	$42.8	$33.9	$36.4	$19.3	$18.6
2017	335.5	43.2	35.6	36.0	20.2	20.2
2018	339.3	44.2	36.0	35.8	20.1	21.1
2019	348.7	44.6	38.6	36.1	20.9	21.8
2020	355.9	45.0	39.3	36.2	21.3	22.4
Years 2021 to 2025, in Total	1,844.3	232.3	213.1	174.3	109.1	120.2

Other Postretirement Benefit Plans: Benefit Payments	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$134.1	$25.3	$15.9	$16.9	$7.4	$7.9
2017	136.7	25.4	16.2	17.1	7.6	8.1
2018	139.1	25.6	16.6	17.3	7.7	8.3
2019	140.3	25.3	16.8	17.3	7.9	8.4
2020	143.6	25.6	17.2	17.5	8.1	8.7
Years 2021 to 2025, in Total	749.7	127.9	90.4	87.6	42.7	47.6

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2016	$0.3	$0.2	$—	$—	$—	$—
2017	0.3	0.2	—	—	—	—
2018	0.3	0.2	—	—	—	—
2019	0.3	0.2	—	—	—	—
2020	0.3	0.2	—	—	—	—
Years 2021 to 2025, in Total	1.8	1.1	—	—	—	—

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost (credit) by Registrant for the plans for the years ended December 31, 2015, 2014 and 2013:

AEP	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$93.5	$71.9	$69.2	$12.2	$14.2	$22.9
Interest Cost	205.3	221.0	202.8	56.8	67.2	70.8
Expected Return on Plan Assets	(274.8)	(261.6)	(277.8)	(111.0)	(111.3)	(106.6)
Amortization of Prior Service Cost (Credit)	2.2	2.5	2.8	(69.1)	(69.0)	(69.0)
Amortization of Net Actuarial Loss	107.1	124.0	183.1	18.8	22.1	64.7
Net Periodic Benefit Cost (Credit)	133.3	157.8	180.1	(92.3)	(76.8)	(17.2)
Capitalized Portion	(48.4)	(52.2)	(56.4)	33.5	25.3	5.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	$84.9	$105.6	$123.7	$(58.8)	$(51.5)	$(11.8)

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.7	$7.0	$6.2	$1.1	$1.4	$2.6
Interest Cost	26.7	29.6	27.7	10.3	12.8	13.5
Expected Return on Plan Assets	(35.0)	(33.9)	(37.1)	(18.1)	(18.5)	(18.1)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(10.0)	(10.1)	(10.1)
Amortization of Net Actuarial Loss	13.9	16.6	25.0	3.6	4.6	12.2
Net Periodic Benefit Cost (Credit)	14.5	19.5	22.0	(13.1)	(9.8)	0.1
Capitalized Portion	(5.5)	(6.8)	(7.5)	5.0	3.4	(0.1)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$9.0	$12.7	$14.5	$(8.1)	$(6.4)	$—

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$12.9	$10.0	$8.7	$1.6	$1.9	$3.2
Interest Cost	24.5	26.3	24.1	6.4	7.6	8.2
Expected Return on Plan Assets	(32.6)	(31.0)	(32.8)	(13.2)	(13.4)	(13.2)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(9.4)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	12.6	14.6	21.7	2.0	2.4	7.5
Net Periodic Benefit Cost (Credit)	17.6	20.1	21.9	(12.6)	(10.9)	(3.7)
Capitalized Portion	(4.0)	(4.6)	(4.6)	2.9	2.5	0.8
Net Periodic Benefit Cost (Credit) Recognized in Expense	$13.6	$15.5	$17.3	$(9.7)	$(8.4)	$(2.9)

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.7	$5.2	$5.3	$0.9	$1.0	$2.9
Interest Cost	20.3	22.1	21.9	6.4	7.6	9.5
Expected Return on Plan Assets	(27.5)	(26.5)	(29.9)	(13.4)	(13.5)	(13.5)
Amortization of Prior Service Cost (Credit)	0.2	0.2	0.2	(7.0)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	10.5	12.4	19.8	2.1	2.4	8.6
Net Periodic Benefit Cost (Credit)	10.2	13.4	17.3	(11.0)	(9.4)	0.6
Capitalized Portion	(4.8)	(5.5)	(6.2)	5.2	3.8	(0.2)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.4	$7.9	$11.1	$(5.8)	$(5.6)	$0.4

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$6.4	$5.2	$5.6	$0.7	$0.8	$1.4
Interest Cost	10.9	12.1	11.0	3.0	3.6	3.8
Expected Return on Plan Assets	(15.1)	(14.6)	(15.7)	(6.3)	(6.3)	(6.1)
Amortization of Prior Service Cost (Credit)	0.2	0.3	0.3	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	5.7	6.7	9.8	1.0	1.1	3.5
Net Periodic Benefit Cost (Credit)	8.1	9.7	11.0	(5.9)	(5.1)	(1.7)
Capitalized Portion	(2.8)	(3.3)	(3.4)	2.0	1.7	0.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	$5.3	$6.4	$7.6	$(3.9)	$(3.4)	$(1.2)

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2015	2014	2013	2015	2014	2013
	(in millions)
Service Cost	$8.3	$6.6	$7.0	$0.8	$1.0	$1.7
Interest Cost	11.8	12.7	11.5	3.4	4.0	4.3
Expected Return on Plan Assets	(16.0)	(15.4)	(16.5)	(6.9)	(7.0)	(6.9)
Amortization of Prior Service Cost (Credit)	0.3	0.3	0.3	(5.2)	(5.2)	(5.1)
Amortization of Net Actuarial Loss	6.0	7.1	10.2	1.1	1.2	3.9
Net Periodic Benefit Cost (Credit)	10.4	11.3	12.5	(6.8)	(6.0)	(2.1)
Capitalized Portion	(3.2)	(3.4)	(3.5)	2.1	1.8	0.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7.2	$7.9	$9.0	$(4.7)	$(4.2)	$(1.5)

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrants’ balance sheet during 2016 are shown in the following tables:

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in millions)
Net Actuarial Loss	$82.9	$10.7	$9.7	$8.2	$4.4	$4.7
Prior Service Cost	2.2	0.2	0.2	0.1	0.2	0.3
Total Estimated 2016 Amortization	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

Pension Plans – Expected to be Recorded as
Regulatory Asset	$73.8	$10.9	$9.3	$8.3	$4.6	$5.0
Deferred Income Taxes	3.9	—	0.2	—	—	—
Net of Tax AOCI	7.4	—	0.4	—	—	—
Total	$85.1	$10.9	$9.9	$8.3	$4.6	$5.0

	AEP	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in millions)
Net Actuarial Loss	$29.8	$5.2	$3.5	$3.6	$1.7	$1.8
Prior Service Credit	(69.0)	(10.1)	(9.4)	(6.9)	(4.3)	(5.1)
Total Estimated 2016 Amortization	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(28.5)	$(2.6)	$(5.3)	$(3.3)	$(2.6)	$(2.1)
Deferred Income Taxes	(3.7)	(0.8)	(0.2)	—	—	(0.4)
Net of Tax AOCI	(7.0)	(1.5)	(0.4)	—	—	(0.8)
Total	$(39.2)	$(4.9)	$(5.9)	$(3.3)	$(2.6)	$(3.3)

American Electric Power System Retirement Savings Plan

AEP sponsors the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not covered by a retirement savings plan of the United Mine Workers of America (UMWA).  This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions.  The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
Company	2015	2014	2013
	(in millions)
AEP	$73.6	$70.5	$66.6
APCo	7.2	7.3	7.4
I&M	10.6	10.5	10.0
OPCo	5.4	5.2	6.5
PSO	4.2	4.0	3.8
SWEPCo	5.7	5.3	5.0

UMWA Benefits (Applies to AEP and APCo)

AEP provides health and welfare benefits for certain unionized employees, retirees and their survivors who meet eligibility requirements. APCo also provides the same UMWA health and welfare benefits for certain unionized mining retirees and their survivors who meet eligibility requirements.  UMWA trustees make final interpretive determinations with regard to all benefits. AEP and APCo administer the health and welfare benefits and pay them from their general assets.

UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), a multiemployer plan. The UMWA pension benefits are administered by a board of trustees appointed in equal numbers by the UMWA and the Bituminous Coal Operators’ Association (BCOA), an industry bargaining association. AEP makes contributions to the United Mine Workers of America 1974 Pension Plan based on provisions in its labor agreement. The UMWA pension plan is different from single-employer plans as an employer’s contributions may be used to provide benefits to employees of other participating employers.  Required contributions not made by an employer may result in other employers bearing a greater amount of the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability.  Under the Pension Protection Act of 2006 (PPA), the UMWA pension plan was in Critical and Declining Status for the plan year ending June 30, 2015 and in Critical Status for the plan year ending June 30, 2014, without utilization of extended amortization provisions.  The Plan adopted a Rehabilitation Plan in February 2015, as required under the PPA. The prior funding improvement plan is no longer in effect.

Contributions to the UMWA pension plan in 2015, 2014 and 2013 were made under a collective bargaining agreement that is set to expire December 31, 2017. AEP contributed immaterial amounts that represent less than 5% of the total contributions in the plan’s latest annual report for the years ended June 30, 2015, 2014 and 2013.  UMWA pension contributions included a surcharge of 5% from December 2014 through June 2015. Beginning July 2015, the surcharge on contributions was increased to 10%.  Under the terms of the UMWA pension plan, contributions will be required to continue beyond the expiration of the current collective bargaining agreement, whether or not the term of that agreement is extended or a subsequent agreement is entered, so long as both the UMWA pension plan remains in effect and an AEP affiliate continues to operate the facility covered by the current collective bargaining agreement. The contribution rate applicable would be determined by reference to the National Bituminous Coal Wage Agreement between the UMWA and the BCOA. If the UMWA pension plan would terminate or an AEP affiliate would cease operation of the facility without arranging for a successor operator to assume its liability, the withdrawal liability obligation would be triggered.

Based upon the plan to retrofit the Rockport Plant with dry sorbent injection technology to meet environmental emission control requirements and the timing of the closure of Cook Coal Terminal expected to be in or after 2025, AEP records a UMWA pension withdrawal liability on the balance sheet. The UMWA pension withdrawal liability is re-measured annually and is based on the company’s proportionate share of the plan’s unfunded vested liabilities. As of December 31, 2015 and 2014, the liability balance was $31 million and $40 million, respectively. AEP also records a related UMWA pension withdrawal regulatory asset on the balance sheet which is being recovered through billings for transloading services and should be fully collected before the planned closure. As of December 31, 2015 and 2014, the regulatory asset balance was $14 million and $25 million, respectively.